As filed with the Securities and Exchange Commission on March 9, 2004
                                                     Registration No. 333-111961

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     [X] Pre-Effective Amendment No. 1 [ ] Post-Effective Amendment No. ___
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                                 (800) 541-0171
              (Registrants' Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.
                              --------------------
         Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix-Goodwin Multi-Sector Fixed Income Series. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

                          THE PHOENIX EDGE SERIES FUND

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)



                                                        Caption or Location in
Form N-14 Item No. and Caption                          Prospectus/Proxy Statement
------------------------------                          --------------------------

Part A Information Required in Prospectus/Proxy Statement
--------
1. Beginning of Registration Statement                  Cover Page
   and Outside Front Cover Page of Prospectus

2. Beginning and Outside Back Cover                     Table of Contents
   Page of Prospectus

3. Fee Table, Synopsis Information and Risk             Synopsis; Principal Risk Factors; Comparison of
   Factors                                              Investment Objectives and Policies

4. Information about the Transaction                    Synopsis; The Proposed Reorganization;
                                                        Comparative Information on Shareholder Rights;
                                                        Appendix A (Form of Agreement and Plan of
                                                        Reorganization)

5. Information about the Registrant                     Cover Page; Synopsis; Principal Risk Factors;
                                                        Comparison of Investment Objectives and
                                                        Policies; The Proposed Reorganization;
                                                        Comparative Information on Purchases and
                                                        Exchanges; Comparative Information on
                                                        Distribution and Redemptions; Comparative Information
                                                        on Shareholder Rights; Management and Other
                                                        Service Providers; Additional Information About
                                                        The Funds; Current Prospectus of Registrant

6. Information about the Company Being                  Synopsis; Comparison of Investment Objectives
   Acquired                                             and Policies; The Proposed Reorganization;
                                                        Comparative Information on Purchases and
                                                        Exchanges; Comparative Information on
                                                        Distribution and Redemptions; Comparative Information
                                                        on Shareholder Rights; Additional Information
                                                        About The Funds; Prospectus of the Registrant
                                                        dated May 1, 2003

7. Voting Information                                   Synopsis; The Proposed Reorganization;
                                                        Comparative Information on Shareholder Rights;
                                                        Voting Information

8. Interest of Certain Persons and Experts              The Proposed Reorganization

9. Additional Information Required for                  Not Applicable
   Reoffering By Persons Deemed to be
   Underwriters




                                                        Caption or Location in
Form N-14 Item No. and Caption                          Prospectus/Proxy Statement
------------------------------                          --------------------------

Part B:  Information Required in Statement of Additional Information

10. Cover Page                                          Cover Page

11. Table of Contents                                   Table of Contents

12. Additional Information about the Registrant         Cover Page; Statement of Additional Information
                                                        of Registrant, dated March 9, 2004

13. Additional Information about the                    See item 12
    Company Being Acquired

14. Financial Statements                                Annual Report of the Registrant for the year ended December
                                                        31, 2003; and ProForma Financial Statements for the period ended December 31, 2003

Part C:  Other Information

15. Indemnification                                     Indemnification

16. Exhibits                                            Exhibits

17. Undertakings                                        Undertakings

                                     PART A

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES


                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                  P.O. BOX 8037
                              BOSTON, MA 02266-8027
                                 (800) 541-0171
                           --------------------------

                                                                   March 9, 2004

Dear Contract/Policyholder:

   The Phoenix-Janus Flexible Income Series (the "Merging Series"), a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:00 a.m., local time, on April 14, 2004, at One American Row, Hartford, Connecticut 06102. At the Special Meeting, Phoenix Life Insurance Company ("PLIC") and its affiliates will vote on an Agreement and Plan of Reorganization (the "Agreement" or "Plan") under which the Merging Series will be combined with the Phoenix-Goodwin Multi-Sector Fixed Income Series (the "Surviving Series"), another series of the Trust. The Surviving Series has a similar investment objective to that of the Merging Series. If the reorganization agreement is implemented, the separate accounts holding shares of the Merging Series will receive shares of the Surviving Series with an aggregate value equal to the aggregate net asset value of the investment in the Merging Series. No sales charge will be imposed in connection with the reorganization. PLIC will pay all costs of the reorganization. The reorganization will be conditioned upon receipt of an opinion of counsel indicating that the reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger fund. The Board of Trustees has carefully considered and has unanimously approved the proposed reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of the Merging Series and its shareholders.

   As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of the Merging Series at this meeting. Although you are not directly a shareholder of the Merging Series, some of your contract value is invested in the Merging Series pursuant to your policy or contract. For the limited purposes of this prospectus and proxy statement, the term "shareholder" refers to you as the contract/policyholder, unless the context otherwise requires. Therefore, the Board of Trustees recommends that you vote in favor of the reorganization agreement. It is very important that you vote and that your vote be received no later than April 14, 2004. If the voting instructions card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

   We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Proxy Statement and a card entitled "Voting Instructions". This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

   Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented: by written notice of the an instruction card's revocation to the Secretary of the Trust at the address above prior to the meeting; or by the subsequent execution and return of another instruction card prior to the meeting; or by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

   As a convenience, you can provide voting instructions in any one of four ways:

   THROUGH THE INTERNET - www.proxyweb.com

   BY TELEPHONE - 800-690-6903

   BY MAIL - using the enclosed Voting Instructions Card(s) and postage paid envelope

   IN PERSON - at the Special Meeting

   We encourage you to vote by telephone or Internet; have your proxy card in hand, and call the number or go to the website and follow the instructions given there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   Your vote on these matters is important. Please complete the Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond - In order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                                   Sincerely,

                                                   /s/ Philip R. McLoughlin
                                                   ------------------------
                                                   Philip R. McLoughlin
                                                   President

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                                   A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                           --------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL 14, 2004

                           --------------------------


To The Contract and Policy Holders:


   The Phoenix-Janus Flexible Income Series, a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut 06102, on April 14, 2004, at 10:00 a.m., local time, for the following purposes:

   1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated April 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Janus Flexible Income Series (the "Merging Series") to the Phoenix-Goodwin Multi-Sector Fixed Income Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Merging Series in complete liquidation of the Merging Series.


   2. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

   The Board of Trustees of the Trust has fixed the close of business on February 25, 2004 as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

   You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone or by returning a completed voting instructions card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                            By Order of the Board of Trustees of

                                            The Phoenix Edge Series Fund,





                                            RICHARD J. WIRTH
                                            SECRETARY

Hartford, Connecticut
March 9, 2004

                      PHOENIX-JANUS FLEXIBLE INCOME SERIES


                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                BOTH, A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 1-800-541-0171

                           PROSPECTUS/PROXY STATEMENT


                               DATED MARCH 9, 2004

   The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, serves as an investment vehicle for use in connection with variable life insurance policies and variable annuity contracts (collectively, "Contracts") issued by Phoenix Life Insurance Company ("PLIC") and its subsidiaries (together, "Phoenix"), and their separate accounts. Phoenix and the separate accounts are the sole shareholders of record of the Trust.

   This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust, for use at the Special Meeting of Shareholders of the Phoenix-Janus Flexible Income Series (the "Merging Series") to be held at 10:00 a.m., local time, on April 14, 2004, at the offices of the Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102, and at any adjournment(s) thereof.

   The purpose of the meeting is to consider an Agreement and Plan of Reorganization that would effect the reorganization of the Merging Series into the Phoenix-Goodwin Multi-Sector Fixed Income Series, another series of the Trust (the "Surviving Series"), as described below. Under the reorganization agreement, all of the assets of the Merging Series would be transferred to the Surviving Series in exchange solely for shares of beneficial interest in the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series. These shares of the Surviving Series would then be distributed pro rata to the separate accounts of the insurance companies then holding shares of the Merging Series, and then the Merging Series would be liquidated. As a result of the proposed transactions, the separate accounts would receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the Merging Series shares on the effective date of the reorganization.

   The Surviving Series and the Merging Series are both series of the same open-end management investment trust. The Surviving Series has an investment objective of long-term total return. The Merging Series has an investment objective of maximum total return consistent with the preservation of capital. Phoenix Investment Counsel, Inc. ("PIC"), is employed as the investment advisor for the Surviving Series, and Phoenix Variable Advisors, Inc. ("PVA"), is employed as the investment advisor for the Merging Series. Janus Capital Management LLC ("Janus") is employed as the investment subadvisor for the Merging Series.

   This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about the Merging Series, the Surviving Series, and the transactions contemplated by the reorganization agreement. As used in this Prospectus/Proxy Statement, the term "Series" collectively refers to the Merging Series and the Surviving Series.

   A Prospectus, as supplemented, and a Statement of Additional Information ("SAI"), as supplemented, for the Series dated May 1, 2003 (File No. 333-05033), have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/Proxy Statement. A copy of the prospectus and periodic reports have been sent to shareholders; however, copies of the above-referenced documents are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

   The Trust files reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at
(202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

   This Prospectus/Proxy Statement constitutes the proxy statement of the Merging Series for the Special Meeting and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the reorganization. The Statement of Additional Information for this Prospectus/Proxy Statement dated March 9, 2004 is incorporated by reference. (File No. 333-111961). Both the Prospectus/Proxy Statement and Statement of Additional Information have been filed with the SEC and are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations at the address above or by calling the toll-free number above. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about March 17, 2004.

                               ------------------

THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

SYNOPSIS..................................................................   1

PRINCIPAL RISK FACTORS....................................................   5

THE PROPOSED REORGANIZATION...............................................   7

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES..........................  10

COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES........................  13

COMPARATIVE INFORMATION ON DISTRIBUTION AND REDEMPTIONS...................  14

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS.............................  14

FISCAL YEAR...............................................................  15

MANAGEMENT AND OTHER SERVICE PROVIDERS....................................  15

VOTING INFORMATION........................................................  16

ADDITIONAL INFORMATION ABOUT THE SERIES...................................  18

MISCELLANEOUS.............................................................  19

SURVIVING SERIES FINANCIAL HIGHLIGHTS.....................................  23

OTHER BUSINESS............................................................  24

APPENDIX A................................................................ A-1

                                    SYNOPSIS

BACKGROUND

   The proposed reorganization is the outcome of deliberations by the Board of Trustees of the Trust (the "Trustees"). Management recommended that the Trustees consider the benefits that the Series shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to their recommendation, the independent trustees of the Trust requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits that shareholders would realize from the proposal. Independent trustees are Trustees who are not "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")). After considering the specific reorganization proposal, the Trustees, including the independent trustees, at a meeting held on November 11, 2003, unanimously approved the reorganization subject to shareholder approval.

SUMMARY OF THE PROPOSED REORGANIZATION

   The reorganization will be effected in accordance with the terms of a reorganization agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A. The reorganization agreement provides for:

   o the acquisition by the Surviving Series, on the closing date of the reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Shares;

   o the pro rata distribution of the Surviving Series shares to the Merging Series shareholders in exchange for the outstanding Merging Series shares; and

   o the complete liquidation of the Merging Series as provided in the Agreement and Plan of Reorganization.

   The reorganization is anticipated to occur on or about April 16, 2004. If the reorganization agreement is implemented, the insurance company separate accounts holding shares of the Merging Series will receive a number of full and fractional shares of the Surviving Series shares with an aggregate net asset value equal to the aggregate net asset value as of the closing date of the reorganization.

   The implementation of the reorganization agreement is subject to a number of conditions set forth in the reorganization agreement. See "The Proposed Reorganization." Among the significant conditions (which may not be waived) are:

   o the receipt by the Trust of an opinion of counsel that, for Federal income tax purposes, the reorganization will qualify as a tax-free organization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

   o the approval of the reorganization agreement by the shareholders of the Merging Series.

   The reorganization agreement provides that PLIC will bear all costs and expenses of the reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the solicitation of voting instructions.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and principal investment strategies of the Merging Series and the Surviving Series are similar:

   o the Merging Series has an investment objective of maximum total return consistent with preservation of capital. The Surviving Series has an investment objective of long-term total return; and

   o under normal circumstances, the Merging Series invests at least 80% of its assets in income-producing securities, with at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. Under normal circumstances, the Surviving Series invests at least 80% of its assets in various sectors of the fixed-income securities market.

   See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below for further information on the similarities and differences between the investment objectives, policies and risks of the Surviving Series and the Merging Series. You can also find additional information for the Surviving Series in its Prospectus.

DIVIDENDS AND DISTRIBUTIONS

   The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. You can also find additional information on dividends and distributions for the Surviving Series in its Prospectus.

PURCHASES AND EXCHANGES

   The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered through certain separate accounts owned by Phoenix to fund the Contracts. The policyholder can invest in the Trust only by purchasing a Contract and directing the allocation of the purchase payment(s) to the subaccount(s) corresponding to the Series in which the policyholder wishes to invest. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be available through a particular Contract. At this time, Phoenix does not charge for subaccount transfers; however, Phoenix does reserve the right to charge a fee of up to $20 per transfer after the first twelve transfers in each contract year.

   Because excessive trading with a Series can hurt performance and therefore be detrimental to all policyholders, Phoenix does reserve the right to temporarily or permanently terminate trading privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one trade out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract owners), unless Phoenix has entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

   Both Series currently offer shareholders identical exchange privileges. Shareholders of either Series may exchange their shares for shares of another series of the Trust at any time.

REDEMPTION PROCEDURES

   As a policyholder owning a Contract issued by Phoenix, you have the right to instruct the insurance company how to vote and redeem the shares of the Merging Series and the Surviving Series. Shareholders of both Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable product surrender charge) as next determined following the receipt of a redemption order in proper form. Ordinarily, payments of redemption proceeds for redeemed shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Distribution and Redemptions" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATION

   At the closing of the reorganization, the Trust will receive an opinion of counsel, subject to customary assumptions and representations, that, for Federal income tax purposes, the reorganization will qualify as a tax-free organization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of liabilities of the Merging Series.

   We also believe that the reorganization should not adversely impact the tax treatment of your variable life or variable annuity contract.

   See "The Proposed Reorganization--Federal Income Tax Consequences" for more information.

RISK FACTORS

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund type of investment. The primary risks to which the Surviving Series is subject include the risks of investing in fixed income-securities, including interest rate and credit risks; foreign securities risks, including emerging market and foreign currency risks; and "junk", or high-yield, bonds. Investors can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective. The Surviving Series' investment objectives and policies are similar to those of the Merging Series. An investment in the Surviving Series is subject to the same risks as an investment in the Merging Series. However, see "Principal Risk Factors" for the principal risks associated with an investment in the Surviving Series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

   PIC is the investment advisor to the Surviving Series and is responsible for its day-to-day portfolio management. PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with Janus, who provides day-to-day portfolio management for the Merging Series.

COMPARATIVE FEE TABLES

   The tables below are designed to assist you in understanding the various direct and indirect costs and expenses associated with an investment in each Series. The table and the example do not include any fees or sales charges imposed under the contracts for which the Series is an investment option. If these fees and sales charges were reflected, the total expenses associated with an investment in each series would be higher. Each table also includes pro forma information for the combined Surviving Series resulting from the reorganization, assuming the reorganization took place on December 31, 2003, and after adjusting such information to reflect current fees. The expense information for the Surviving Series and the Merging Series is based upon expenses for the period ended December 31, 2003.

   There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply. As indicated in the table below, immediately upon effectiveness of the reorganization, the "Total Annual Series Operating Expenses" for the combined Surviving Series are expected to be lower than the "Total Annual Series Operating Expenses" for the Merging Series.

                                                                                               PRO FORMA COMBINED
                                                     SURVIVING SERIES    MERGING SERIES (A)          SERIES
                                                    ------------------  --------------------  --------------------
Annual Series Operating Expenses
   (expenses that are deducted, from assets)
   Management Fees                                        0.50%                0.80%                   0.50%
   Distribution and service (12b-1 Fees)                  None                 None                    None
   Other Expenses                                         0.24%                0.44%                   0.24%

Total Annual Series Operating Expenses                    0.74%                1.24%                   0.74%

(a) The series' investment advisor has voluntarily agreed to reimburse the Merging Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Merging Series' average net assets (the "expense cap"). Therefore, the Merging Series' operating expenses after reimbursement were 1.05% for the period ended December 31, 2003.

   The following example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Annual Trust Operating Expenses" remaining the same each year. The example is offered to show the costs of investing in the Surviving and Merging Series as compared with investing in other mutual funds. This example is hypothetical; actual trust expenses and returns vary from year to year and may be higher or lower than those shown.

   Fees and expenses if you redeemed your shares at the end of each time period:

                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               ------     -------     -------     --------

   Surviving Series                             $  75      $ 236       $ 411       $  917

   Merging Series                               $ 127      $ 394       $ 683       $1,504

   Pro Forma Combined Surviving Series          $  75      $ 235       $ 410       $  914


   Note: Actual expenses for the Merging Series may be lower than those shown in the example above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the Merging Series' advisor.

   The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN SHOWN.

                             PRINCIPAL RISK FACTORS


   The Surviving Series' investment objective and policies are similar to those of the Merging Series. An investment in the Surviving Series is subject to the same specific risks as an investment in the Merging Series. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Surviving Series as contrasted with those associated with the Merging Series and is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Surviving Series and the Merging Series, respectively.

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund. You can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective.

GENERAL

   The value of the investments of the Merging Series and the Surviving Series that supports your share value can decrease. If between the time you purchase shares and the time you sell shares the value of your series' investments decrease, you will lose money.

   Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which your series invests can be worse than expected and investments may fail to perform as the series' investment advisor expects. As a result, the value of your shares may decrease.

   The following chart indicates the primary investment risks of the Surviving Series and the Merging Series. Descriptions of the risks of the Surviving Series can be found below.

--------------------------------------------------- -------------------------------------------------------
                 SURVIVING SERIES                                       MERGING SERIES
                 ----------------                                       --------------
--------------------------------------------------- -------------------------------------------------------
Fixed Income Securities Investment Risk             Fixed Income Securities Investment Risk
--------------------------------------------------- -------------------------------------------------------
o        Interest Rate Risk                         o        Interest Rate Risk
--------------------------------------------------- -------------------------------------------------------
o        Credit Risk                                o        Credit Risk
--------------------------------------------------- -------------------------------------------------------
Foreign Investment Risk                             Foreign Investment Risk
--------------------------------------------------- -------------------------------------------------------
o        Emerging Market Investment Risk            o        Emerging Market Investment Risk
--------------------------------------------------- -------------------------------------------------------
o        Foreign Currency Risk                      o        Foreign Currency Risk
--------------------------------------------------- -------------------------------------------------------
Junk Bond Investment Risk                           Junk Bond Investment Risk
--------------------------------------------------- -------------------------------------------------------

   Fixed Income Securities Investment Risk.

   The risks associated with investments in fixed-income securities include interest rate risk and credit risk.

   Interest Rate Risk.

   The value of fixed-income securities will be directly affected by trends in interest rates. For example, in times of rising interest rates, the value of these type of securities tends to decrease. When interest rates fall, the value of these securities tends to rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

   Credit Risk.

   If the issuer of a portfolio security is unable or unwilling to make timely interest or other income payments to the Series, the Series' income available for distribution to shareholders and the Series' yield may decrease. Credit risk for debt obligations generally increases as the credit rating declines. Thus, when the credit rating declines, there is an increased chance the issuer may not be able to make principal and interest payments on time.

   Foreign Investment Risk.

   Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging-market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

   Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

   Emerging Market Investment Risk.

   Some of the Series may invest in companies located in emerging-market countries and regions. Investment in less-developed countries whose markets are still emerging generally presents risks in greater degree than those presented by investment in foreign issuers based in countries with developed securities markets and more advanced regulatory systems. Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. The charters of individual companies in developing countries may impose limitations on foreign ownership to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been (and may continue to be) adversely affected by economic conditions in these countries.

   Foreign Currency Risk.

   Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Series' net asset value (share price) and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

   Junk Bond Investment Risk.

   High-yield, high-risk securities (so called "junk bonds") are securities rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. Below-investment grade securities present a greater risk that the issuer will not be able to make interest or principal payments on time. If this happens, the Series would lose income and could expect a decline in the market value of the securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. Analysis of the creditworthiness of issuers of below investment grade securities may be more complex than for higher grade securities, making it more difficult to accurately predict risk. The junk bond market can experience sudden and sharp price swings.

                           THE PROPOSED REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

   The terms and conditions under which the proposed reorganization may be consummated are set forth in the reorganization agreement. Significant provisions of the reorganization agreement are summarized below. This summary, however, is qualified in its entirety by reference to the reorganization agreement, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

   The Agreement and Plan of Reorganization contemplates:

   o the acquisition by the Surviving Series, on the closing date of the reorganization, of all of the assets of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of the Merging Series;

   o the distribution of shares of the Surviving Series to the shareholders of the Merging Series in exchange for their respective shares of the Merging Series;

   o the pro rata distribution of the Surviving Series shares to the Merging Series shareholders in exchange for the outstanding Merging Series shares; and

   o the complete liquidation of the Merging Series as provided in the Agreement and Plan of Reorganization.

   The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the reorganization. The Surviving Series will assume all liabilities of the Merging Series as of the closing date, including all accrued expenses, costs, charges, and reserves of the Merging Series reflected on the unaudited statement of assets and liabilities as of the closing date. The closing of the reorganization will occur following satisfaction (or waiver) of the conditions to closing set forth in the reorganization agreement or such later date as the parties may agree.

   The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series and the net asset value of shares of the Surviving Series will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Series' then current Prospectus and Statement of Additional Information. The number of shares of the Surviving Series to be issued to the Merging Series will be determined by dividing (a) the value of the aggregate net assets attributable to shares of the Merging Series by (b) the net asset value per share of the Surviving Series.

   On the closing date, the Merging Series will liquidate and distribute pro rata to its shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each such account the shares due pursuant to the reorganization. Every Merging Series shareholder will own shares of the Surviving Series immediately after the reorganization, the value of which will be equal to the value of the shareholder's Merging Series shares on the Closing Date.

   At or prior to the closing date, the Merging Series will declare a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Merging Series shareholders all of the Merging Series' investment company taxable income for all taxable years ending at or prior to the closing date and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

   Subject to certain limitations on liability, the Surviving Series has agreed to indemnify and hold harmless those Trustees who are not "interested persons" of the advisor or distributor of the Merging Series (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the reorganization agreement, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

   The consummation of the reorganization is subject to a number of conditions set forth in the reorganization agreement. Certain of these conditions may be waived by the Board of Trustees or by an authorized officer of the Trust, as appropriate.

   Among the significant conditions which may not be waived are: (a) the receipt by the Trust of an opinion of counsel that the reorganization will qualify as a tax-free organization described in Section 368(a) of the Code for Federal income tax purposes, and (b) the approval of the reorganization agreement by the shareholders of the Merging Series. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Merging Series, prior to the closing date, by resolution of the Board of Trustees. In addition, the reorganization agreement may be amended by mutual agreement, except that no amendment may be made to the reorganization agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Merging Series without their further approval.

REASONS FOR THE REORGANIZATION

   The proposed reorganization is the outcome of the deliberation by the Trustees of the Trust. Management recommended that the Trustees consider the benefits that shareholders would realize if the Merging Series were to be combined with the Surviving Series. In response to this recommendation, the independent trustees of the Trust requested that management outline a specific reorganization proposal for their consideration and provide an analysis of the specific benefits to be realized by shareholders from the proposal.

   In the course of their review, the Trustees of the Trust noted that the reorganization would be a means of combining two series with similar investment objectives and principal investment strategies and would permit the shareholders of the Merging Series to pursue their investment goals in a Series which, after the reorganization, was anticipated to be larger than the Merging Series. In reaching this conclusion, the Board considered a number of additional factors, including, but not limited to, the following:

   o the potential benefits of the reorganization to shareholders of the Surviving Series and the Merging Series, including that the reorganization could result in economies of scale through the spreading of fixed costs over a larger asset base;

   o the terms and conditions of the proposed Plan, and that the proposed Plan will not result in dilution of shareholder interests;

   o the total expense ratio of the combined Surviving Series following the reorganization is projected to be lower than the current total expense ratio of the Merging Series;

   o the compatibility of investment objectives, policies, restrictions and investment holdings between the Merging Series and the Surviving Series;

   o the ability to better manage asset flows in the Surviving Series because of its anticipated greater size;

   o   the comparable performance of the Series;

   o that the terms and conditions of the Plan will have minimal affect upon the price of the outstanding shares of each Series;

   o that the reorganization provides for continuity of distribution and shareholder servicing arrangements; and

   o the reorganization will not result in the recognition of any gain or loss for Federal income tax purposes either to the Merging Series or the Surviving Series and should not adversely impact the tax treatment of the variable contracts invested in whole or in part in either of the Series.

   After considering these and other factors, the Board of Trustees, including the Independent Trustees, unanimously concluded at a meeting held on November 11, 2003 that the reorganization is fair and reasonable and would be in the best interests of both the Merging Series and the Surviving Series and their respective shareholders and that the interests of either Series' shareholders will not be diluted as a result of the transactions contemplated by the reorganization. The Trustees unanimously voted to approve the reorganization and authorized the officers of the Trust to submit the reorganization proposal to shareholders for consideration.

FEDERAL INCOME TAX CONSEQUENCES

   McDermott, Will & Emery, special tax counsel to the Trust, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes, the reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

   o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same to the Surviving Series as the tax basis of such assets to the Merging Series immediately prior to the reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all known liabilities of the Merging Series.

   The receipt of such an opinion that the reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code is a condition to the consummation of the reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the Federal income tax consequences of the reorganization and the IRS is not bound by advice of counsel. You are not directly a shareholder of the Merging Series but, instead, some or all of your variable life insurance policy or variable annuity contract is invested in the Merging Series. We also believe, however, that the reorganization should not adversely affect the tax treatment of your variable contract.

   It is possible, although unlikely in our view, that, because the Merging Series will no longer be an available Series underlying your variable contract, your Contract could be considered changed in a manner that causes the contract or policy to be considered newly issued for Federal income tax purposes. In such a case, your Contract would be subject to the Federal income tax rules in effect on the effective date of the reorganization instead of the Federal income tax rules in effect on the issue date of your Contract, which could have been more favorable.

   Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, of the proposed reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the reorganization, shareholders of the Merging Series should also consult tax advisors as to state and local tax consequences, if any, of the reorganization.

   It is also possible that if the reorganization were not tax free, which as indicated above is not expected, and the Surviving Series as a result failed to qualify as a regulated investment company, the diversification rules of Code
Section 817(h) might be violated. In such a case, income on your contract could be currently taxable to you.

CAPITALIZATION

   The following table sets forth the capitalization of the Surviving Series and the Merging Series, and on a pro forma basis for the combined Surviving Series as of December 31, 2003, giving effect to the proposed acquisition of net assets of the Merging Series at net asset value.

                           PHOENIX-GOODWIN MULTI-    PHOENIX-JANUS FLEXIBLE     PRO FORMA
                         SECTOR FIXED INCOME SERIES      INCOME SERIES          COMBINED
                             SURVIVING SERIES           MERGING SERIES           SERIES
                             ----------------           --------------           ------

Net assets                    $198,502,439               $49,661,722          $248,164,161
Net asset value per share     $9.39                      $10.87               $9.39
Shares outstanding            21,143,393                 4,567,090            26,432,181

   The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the reorganization. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of the Merging Series and the Surviving Series at the time of the reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   The following discussion is a summary of some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Surviving Series and the Merging Series. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement and in the Trust's Prospectus and Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives of the Surviving Series and the Merging Series are similar. The investment objectives of the Surviving Series and the Merging Series are "fundamental policies" which may not be changed without the approval of the holders of at least a "majority of the outstanding voting shares" of the Trust. A majority of the outstanding voting shares is defined in the 1940 Act as the lesser of (a) the vote of the holders of 67% or more of the outstanding voting shares of the Series present in person or by proxy, if the holders of more than 50% of the outstanding voting shares of that Series are present in person or by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting shares of the Series.

   The principal investment strategies of the Surviving Series are also similar to the principal investment strategies of the Merging Series.

                                                   SURVIVING SERIES

------------------------------------------------- -----------------------------------------------------------------------------
Investment Objective                              Long-term total return.
------------------------------------------------- -----------------------------------------------------------------------------
Principal Investment Strategies                   The Surviving Series invests primarily in a portfolio of fixed-income securities. Under normal circumstances, the Surviving Series will invest at least 80% of its assets in various sectors of the fixed-income securities market.

                                                  PIC will invest in any of several sectors of the fixed-income securities market:

                                                  o    high-yield (high-risk) fixed-income securities (sometimes referred to as "junk  bonds");
                                                  o    high quality fixed-income securities;
                                                  o    preferred stock;
                                                  o    convertible securities;
                                                  o    U.S. and foreign  debt obligations;
                                                  o    certificates of deposit;
                                                  o    commercial paper;
                                                  o    bankers' acceptances; and
                                                  o    government obligations issued or guaranteed by federal, state or municipal governments or their agencies or instrumentalities.

                                                  Securities are selected using a sector-rotation approach. PIC seeks to adjust the proportion of the Surviving Series' investments in the sectors described above and the selections within sectors to obtain higher relative returns.
                                                  Sectors are analyzed by PIC for attractive values. Securities within sectors are selected based on general economic and financial conditions, and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that PIC believes offer the best potential for total return based on risk-to-reward tradeoff.

                                                  The Surviving Series generally will be invested in each market sector, but may also invest any amount of its assets (except for the junk bond and foreign-debt limits shown below) in any one sector and may choose not to invest in certain sectors.

                                                  The Surviving Series may invest up to 35% of its assets in high-yield (high-
                                                  risk) corporate fixed-income securities.

                                                  The Surviving Series may invest up to 50% of its assets in debt obligations of foreign (non-U.S.) issuers. Issuers may be in established- and emerging-
                                                  market countries.

                                                  PIC seeks to match the average duration and maturity of the Surviving
                                                  Series' portfolio to those of the Lehman Brothers Aggregate Bond Index.

------------------------------------------------- -----------------------------------------------------------------------------

                                                  MERGING SERIES

------------------------------------------------- -----------------------------------------------------------------------------
Investment Objective                              Maximum total return consistent with preservation of capital.
------------------------------------------------- -----------------------------------------------------------------------------
Principal Investment Strategies                   The Merging Series invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities, and preferred stock.

                                                  The Merging Series will invest at least 80% of its assets in income-
                                                  producing securities.

                                                  The Merging Series will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. The series will limit its investment in high-yield/high-risk bonds ("junk bonds")
                                                  to less than 35% of its net assets.

                                                  In addition to considering economic factors such as the effect of interest rates on the Merging Series' investments, Janus applies a "bottom-up"
                                                  approach in choosing investments. In other words, Janus looks mostly for income-producing securities that meet its investment criteria one at a time. If
                                                  Janus is unable to find such investments, much of the Merging Series' assets may be in cash or similar investments.

                                                  The Merging Series generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

                                                  The Merging Series may also invest to a lesser degree in other types of securities, such as:

                                                  o     common stocks;
                                                  o     mortgage- and asset-backed securities; and
                                                  o     zero-coupon, pay-in-kind and step-coupon securities.

                                                  The Merging Series may invest in foreign equity and debt securities. The
                                                  Merging Series may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States, or in depositary receipts or shares, and passive foreign investment companies.

------------------------------------------------- -----------------------------------------------------------------------------

CERTAIN INVESTMENT RESTRICTIONS

   The Series are subject to identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting shares" of the Series (as that term is defined in the 1940 Act).

   Neither Series may:

   (1) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series;

   (2) purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities);

   (3) issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction;

   (4) borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing;

   (5) underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law;

   (6) purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities;

   (7) make loans, except that a Series may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies; and/or

   (8) purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

   If any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction.

                    COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES

   The shares of the Trust are not offered directly to the public. Shares of the Trust currently are offered to certain separate accounts in order to fund variable accumulation annuity contracts or variable life insurance policies ("variable products") issued by Phoenix Life Insurance Company ("PLIC"), PHL Variable Insurance Company ("PHL Variable") and Phoenix Life and Annuity Company ("PLAC") (collectively, "Phoenix"). Investments in the Trust may occur only by purchasing a variable product contract and directing the allocation of your purchase payment(s) to the subaccount(s) corresponding to a Series. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be offered through a particular variable product.

   Phoenix Equity Planning Corporation ("PEPCO") is an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is the parent company of PLIC. PEPCO is also a broker-dealer registered with relevant regulators and serves as national distributor of variable products issued by Phoenix. Variable products may be purchased through broker-dealers registered with applicable regulatory authorities and who have entered into a sales agreement with PEPCO. Sales commissions will be paid to registered representatives based on the amount of premiums received in connection with the sale of variable products, subject to governing law. PLIC and its insurance company affiliates also pay commissions to PEPCO based on the amount of premiums received in connection with the sale of variable products, subject to governing law.

   Because excessive trading can hurt fund performance and therefore be detrimental to all policyholders, Phoenix does reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

            COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS

   Both Series offer the same distributions and redemptions. The Merging Series and the Surviving Series distribute net income quarterly. Both Series distribute net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable Series in effect on the record date. Both Series currently offer shareholders identical exchange privileges. Shareholders of the either Series may exchange their shares for shares of a corresponding Series of the Trust.

   Shares of the Surviving Series and the Merging Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed shares are generally made within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment.

   Because both Series offer the same distributions and redemptions, after the closing, the same services will continue to be available to the shareholders of the Merging Series but in their capacity as shareholders of the Surviving Series.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   The following is a summary of certain provisions of the Amended Declaration of Trust of the Merging Series and the Surviving Series.

FORM OF ORGANIZATION

   Each is a Series of The Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated February 18, 1986, as amended. The operations of these Series are governed by the Declaration of Trust and by Massachusetts law. The shares of the Trust are registered with the SEC as an open-end management investment company and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees may generally authorize mergers, consolidations, share exchanges and reorganizations of a new Series or of each respective Series with another Series or other business organization.

SHARES

   The Declaration of Trust authorizes the Trustees to create an unlimited number of Series. The Trust currently has thirty-three series outstanding. The Trust may also organize other series in the future. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. The assets and proceeds received by the Trust from the issue or sale of shares of a Series are allocated to that Series and constitute the rights of that Series, subject only to the rights of creditors. Any underlying assets of a Series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the Series as well as a share of the general expenses of the Trust.

MEETINGS

   The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote.

SHAREHOLDER LIABILITY

   Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

   The Declaration of Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

   In the event of the liquidation or dissolution of either Series, the Trustees shall distribute the assets of the Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Trust.

                                   FISCAL YEAR

   The Series each operate on a fiscal year that ends December 31.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

   Responsibility for the overall supervision of both Series rests with Trustees of the Trust.

   PIC is the investment advisor to the Surviving Series and is responsible for its day-to-day portfolio management. David L. Albrycht is the portfolio manager for the Surviving Series. Mr. Albrycht has been a portfolio manager in PIC's Fixed Income Group since 1994. He is currently responsible for the day-to-day management of PIC's multi-sector portfolios. He has held various management positions with Phoenix from 1989 through 1995. Mr. Albrycht earned the right to use the Chartered Financial Analyst designation in 1991.

   PVA is the investment advisor to the Merging Series. PVA has entered into a subadvisory agreement with Janus to provide day-to-day portfolio management. The subadvisory agreement between PVA and Janus will be terminated following the consummation of the proposed merger.

   PEPCO serves as financial agent of both Series and, as such, performs administrative, bookkeeping and pricing functions.

   JP Morgan Chase Bank serves as the custodian of the Surviving Series. State Street Bank and Trust Company serves as custodian to the Merging Series.

   PricewaterhouseCoopers LLP serves as independent auditors for both Series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

   This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at the meeting. Shareholders of record of the Merging Series at the close of business on February 25, 2004 ("Record Date") own 4,550,609.5915 shares. Each share will be entitled to vote at the meeting or at any adjournment(s) thereof. Each of the above shares is entitled to one vote, with proportionate voting for fractional shares. The record owners of the shares of each separate Series of the Trust include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

   Each shareholder of record at the close of business on the Record Date is entitled to a notice of the meeting and will be asked to instruct Phoenix how to vote at the Special Meeting or any adjourned or postponed session. No shareholder, to the Trust's knowledge, owns Contracts which are funded by more than five percent of the outstanding voting shares of the Trust or of any Series. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

   In accordance with its view of applicable law, Phoenix will vote the shares of the Merging Series for which Phoenix receives voting instructions from the shareholder in accordance with those instructions. Phoenix will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix.

   In addition to the proxy solicitation by mail, officers and regular employees of Phoenix or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix will, upon request, reimburse banks, brokers, fiduciaries and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by Phoenix. You can provide voting instructions in any one of four ways:

         THROUGH THE INTERNET - www.proxyweb.com

         BY TELEPHONE - 800-690-6903

         BY MAIL - using the enclosed Voting Instructions Card(s) and postage paid envelope

         IN PERSON - at the Special Meeting

   Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by attending the meeting and voting in person.

   We encourage you to vote by telephone or by Internet; have your proxy card in hand, and call the number or go to the website and follow the instructions given there. These voting methods will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   As of the Record Date, Phoenix owned 4,550,609.5915 shares of the Merging Series and 21,959,862.6056 shares of the Surviving Series. No one policyholder owns beneficially of record 5% or more of the outstanding shares of the Merged Series, Surviving Series, or the combined Surviving Series assuming consummation of the reorganization, based on holdings and total shares as of February 25, 2004. As of the Record Date, less than 1% of the outstanding shares of beneficial interest of either Series were held of record or beneficially owned under a contract or policy by the Trustees or nominees for election as Trustee and by the executive officers of the Trust, as a group.

   A COPY OF THE TRUST'S MOST RECENT ANNUAL REPORT, DATED DECEMBER 31, 2003 HAS BEEN FURNISHED TO SHAREHOLDERS. THE TRUST WILL FURNISH, WITHOUT CHARGE, TO ANY SHAREHOLDER, UPON REQUEST, A COPY OF THE 2003 ANNUAL REPORT . SUCH REQUESTS MAY BE DIRECTED TO PHOENIX VARIABLE PRODUCTS OPERATIONS, P.O. BOX 8027, BOSTON, MA 02266-8027. SHAREHOLDERS MAY ALSO CALL TOLL-FREE AT (800) 541-0171.

   The Board knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed Voting Instructions Card(s) to vote in accordance with their best judgment.

   A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. The affirmative vote of a majority of the outstanding voting securities of the Trust (i.e., the lesser of (i) 67% or more of the eligible votes of the Merging Series represented at the meeting if more than 50% of the eligible votes of the Merging Series are present in person or by proxy or (ii) more than 50% of the eligible votes of the Merging Series) must approve the herein contemplated merger. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting but which have not been voted. For this reason, abstentions and broker non-votes will assist the Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

   If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournment(s) of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that such persons are required to vote FOR the reorganization proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the reorganization proposal against such adjournment.

   The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

   The individuals named as proxies on the enclosed voting instruction card will vote in accordance with the shareholder's direction, as indicated thereon, if the voting instruction card is received and is properly executed. If the shareholder properly executes a voting instruction card and gives no voting instructions with respect to the reorganization proposal, the shares will be voted in favor of the reorganization proposal. The individuals named as proxies on the enclosed voting instruction card, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust is not aware of any other matters to come before the meeting.

   Approval of the reorganization proposal by the shareholders of the Merging Series is a condition of the consummation of the reorganization. If the reorganization is not approved, the Merging Series will continue as a series of the Trust and the Board of Trustees of the Trust may consider other alternatives in the best interests of the shareholders of the Merging Series.

REVOCATION OF PROXIES

   Any shareholder who has given an instruction card has the right to revoke the proxy any time prior to its exercise:

   o by written notice of the an instruction card's revocation to the Secretary of the Trust at the above address prior to the meeting;

   o by the subsequent execution and return of another instruction card prior to the meeting;

   o by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or

   o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

   The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

   In addition to solicitation of proxies by mail, officers and employees of PLIC or its affiliates may solicit proxies personally or by telephone or by telegram. PLIC or other representatives of the Trust may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of instruction cards. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by PLIC for their reasonable expenses in sending proxy material to beneficial owners of shares of the Merging Series. The cost of the solicitation of proxies will be borne by PLIC.

   If a shareholder wishes to participate in the meeting but does not wish to authorize the execution of an instruction card by telephone or Internet, the shareholder may still submit the instruction card form included with this proxy statement or attend the meeting in person.

   THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE THE PLAN OF REORGANIZATION.

   WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE RESPOND PROMPTLY BY INTERNET OR BY TELEPHONE OR BY RETURNING THE VOTING INSTRUCTIONS CARD IN THE POSTAGE-PAID RETURN ENVELOPE.

                     ADDITIONAL INFORMATION ABOUT THE SERIES

   Additional information about the Series is included in the Trust's Prospectus, as supplemented, and Statement of Additional Information, as supplemented, dated May 1, 2003 (File No. 033-05033), which has been filed with the SEC and is incorporated by reference herein. A copy of the Prospectus for the Trust, as supplemented, and Statement of Additional Information, as supplemented, may be obtained without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

   Both Series and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, file reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI for the Trust, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Reference Section, Washington, D.C. 20549-0102.

PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2003

   The following table compares investment performance for both Series for the period ending December 31, 2003 and compares the same against relevant benchmarks. The Series' past performance is not necessarily an indication of how the Series will perform in the future. The Series performance does not reflect insurance contract expenses. If these expenses were included, the Series' performance would be lower.

AVERAGE ANNUAL TOTAL RETURNS (FOR THE                                           LIFE OF THE     DATE OF
----------------------------                                                    -----------     -------
   PERIOD ENDING DECEMBER 31, 2003)           1 YEAR    5 YEARS    10 YEARS        SERIES      INCEPTION
                                              ------    -------    --------        ------      ---------
Surviving Series
o  Phoenix-Goodwin Multi-Sector Fixed         14.58%     8.47%      7.69%            --            --
   Income Series
o  Lehman Brothers Aggregate Bond Index(2)     4.10%     6.62%      6.95%            --            --

Merging Series
o  Phoenix-Janus Flexible Income Series        6.39%      --         --             7.57%       12/15/99
o  Lehman Brothers Government/Credit Bond      4.66%      --         --             8.71%       12/15/99
   Index(1)
o  Lehman Brothers Aggregate Bond Index(2)     4.10%      --         --             8.34%       12/15/99

GROWTH OF $10,000(3) (FOR THE PERIOD ENDING DECEMBER 31, 2003)

                                PHOENIX-GOODWIN MULTI-SECTOR                     LEHMAN BROTHERS AGGREGATE
                                ----------------------------                     -------------------------
         YEAR                       FIXED INCOME SERIES                                BOND INDEX(2)
         ----                       -------------------                                -------------
      12/31/1993                        $10,000.00                                      $10,000.00
      12/30/1994                         $9,452.65                                       $9,708.36
      12/29/1995                        $11,677.60                                      $11,502.35
      12/31/1996                        $13,127.77                                      $11,919.92
      12/31/1997                        $14,562.56                                      $13,070.52
      12/31/1998                        $13,977.70                                      $14,205.93
      12/31/1999                        $14,740.48                                      $14,088.72
      12/29/2000                        $15,694.49                                      $15,726.71
      12/31/2001                        $16,649.89                                      $17,054.60
      12/31/2002                        $18,314.58                                      $18,804.52
      12/31/2003                        $20,983.99                                      $19,576.07

----------------------------
(1) The Lehman Brothers Government/Credit Bond Index measures government and corporate bond market total-return performance.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged commonly used measure of broad bond market total return performance and is provided for general comparative purposes.
(3) This chart assumes an initial investment of $10,000 made on the inception dates noted in the tables above.

                   PHOENIX-JANUS FLEXIBLE                 LEHMAN BROTHERS                   LEHMAN BROTHERS AGGREGATE
                   ----------------------                 ---------------                   -------------------------
    YEAR               INCOME SERIES               GOVERNMENT/CREDIT BOND INDEX(1)                BOND INDEX(2)
    ----               -------------               -------------------------------                -------------
 12/15/1999             $10,000.00                          $10,000.00                             $10,000.00
 12/31/1999             $10,002.37                           $9,941.50                              $9,952.50
 12/29/2000             $10,645.17                          $11,119.50                             $11,109.60
 12/31/2001             $11,415.67                          $12,064.91                             $12,047.64
 12/31/2002             $12,627.56                          $13,396.55                             $13,283.82
 12/31/2003             $13,434.19                          $14,021.14                             $13,828.85

SECTOR WEIGHTINGS (as a percentage of bond holdings as of December 31, 2003)

                                                  PHOENIX-JANUS FLEXIBLE                PHOENIX-GOODWIN MULTI-SECTOR
                                                  ----------------------                ----------------------------
SECTOR                                                INCOME SERIES                         FIXED INCOME SERIES
------                                                -------------                         -------------------

Corporate Bonds                                   $29,731,353       61.89%                  $90,210,019      46.99%
U.S. Government Securities                         $9,942,886       20.70%                      --            0.00%
Foreign Government Securities                        $784,311        1.63%                  $43,420,967      22.62%
Foreign Corporate Bonds                            $3,079,503        6.41%                  $25,868,733      13.48%
Non-Agency Mortgage-Backed Securities                  --            0.00%                  $14,269,624       7.43%
Municipal Bonds                                        --            0.00%                   $8,369,960       4.36%
Agency Asset-Backed Securities                     $4,284,388        8.92%                   $6,080,977       3.17%
Asset-Backed Securities                                --            0.00%                   $3,738,315       1.95%
Preferred Stock                                      $215,297        0.45%                       --           0.00%

Sum of Bond Holdings                              $48,037,738      100.00%                 $191,958,595     100.00%







----------------------------
(1) The Lehman Brothers Government/ Credit Bond Index measures government and corporate bond market total-return performance.
(2) The Lehman Brothers Aggregate Bond Index is an unmanaged commonly used measure of broad bond market total return performance and is provided for general comparative purposes.

ASSET MIX (as a percentage of total assets as of December 31, 2003)

                                                  PHOENIX-JANUS FLEXIBLE                PHOENIX-GOODWIN MULTI-SECTOR
                                                  ----------------------                ----------------------------
ASSET MIX                                             INCOME SERIES                          FIXED INCOME SERIES
---------                                             -------------                          -------------------

Corporate Bonds                                   $29,731,353     59.87%                    $90,210,019    45.45%
Foreign Government Securities                       $ 784,311      1.58%                    $43,420,967    21.88%
U.S. Government Securities                         $9,942,886     20.02%                        --          0.00%
Foreign Corporate Bonds                            $3,079,503      6.20%                    $25,868,733    13.03%
Non-Agency Mortgage-Backed Securities                 --           0.00%                    $14,269,624     7.19%
Municipal Bonds                                       --           0.00%                    $ 8,369,960     4.22%
Agency Asset-Backed Securities                     $4,284,388      8.63%                    $ 6,080,977     3.06%
Asset-Backed Securities                               --           0.00%                    $ 3,738,315     1.88%
Preferred Stock                                     $ 215,297      0.43%                        --          0.00%
Convertible Bonds                                   $  27,944      0.06%                        --          0.00%
Convertible Preferred Stock                         $  20,995      0.04%                        --          0.00%
Common Stock                                          --           0.00%                      $   1,281     0.00%
Short Term Obligations                             $1,099,977      2.21%                    $ 1,334,833     0.67%
Other assets and liabilities, net                   $ 475,068      0.96%                    $ 5,207,730     2.62%

Total Net Assets                                  $49,661,722    100.00%                   $198,502,439   100.00%

TEN LARGEST HOLDINGS (as a percentage of total net assets as of December 31, 2003)

           PHOENIX-JANUS FLEXIBLE INCOME SERIES                 PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES
           ------------------------------------                 ------------------------------------------------

U.S. Treasury Note 2.625%, 11/15/06              4.2%           J.P. Morgan TRAC-X NA HY S2 T4 144A         2.7%
Fannie Mae 2.875%, 10/15/05                      3.9%              10.125%, 3/25/09
U.S. Treasury Inflationary Note 3%,              2.6%           United Mexican States 7.50%, 1/14/12        2.6%
    7/15/12                                                     Federative Republic of Brazil 8%, 4/15/14   2.5%
U.S. Treasury Note 4.25%, 11/15/13               2.5%           Republic of Venezuela 9.25%, 9/15/27        2.2%
Federal Home Loan Discount Note 0.75%, 1/2/04    2.2%           Government of Ukraine RegS 11%, 3/15/07     1.6%
U.S. Treasury Note 3.375%, 11/15/08              2.2%           Russian Federation RegS 5%, 3/31/30         1.5%
U.S. Treasury Bond 5.375%, 2/15/31               2.1%           Government of New Zealand Series 205        1.3%
Fannie Mae 6.25%, 2/1/11                         1.8%              6.50%, 2/15/05
U.S. Treasury Note 5.75%, 8/15/10                1.4%           Petrobras International Finance Co.         1.2%
British Sky Broadcasting Group plc               1.2%              9.125%, 7/2/13
    6.875%, 2/23/09                                             Lehman Brothers Commercial Conduit          1.2%
                                                                   Mortgage Trust 99-C2, A2 7.325%,
                                                                   9/15/09
                                                                Connecticut Mashantucket Western Pequot     1.2%
                                                                   Tribe Revenue Taxable Series A 144A
                                                                   6.57%, 9/1/13

LEGAL MATTERS

   Matthew A. Swendiman, Counsel for PLIC and Assistant Secretary to the Trust, has passed upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

   The table set forth below presents certain financial information for the Surviving Series. The financial highlights for each year ended December 31 are derived from the Surviving Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are incorporated by reference to the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial statements for the Surviving Series for prior periods are contained in the Surviving Series' Annual Report to Shareholders which are incorporated by reference in the Statement of Additional Information related to this Prospectus/Proxy Statement.

FINANCIAL HIGHLIGHTS
(SELECTED DATA FROM A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

   The financial highlights table is intended to help you understand the Phoenix-Goodwin Multi-Sector Fixed Income Series' financial performance throughout the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Auditors and the Series' financial statement are included in the December 31, 2003 Annual Report and are incorporated by reference in the Statement of Additional Information.

                                SURVIVING SERIES
                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------
                                                      2003            2002         2001(4)        2000          1999
                                                      ----            ----         -------        ----          ----
Net asset value, beginning of period               $    8.76      $    8.55      $   8.75      $   8.92      $   9.18
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)                           0.59           0.61          0.72(3)       0.75          0.73
 Net realized and unrealized gain (loss)                0.65           0.22          (0.21)       (0.19)        (0.24)
                                                  -------------  -------------  ------------- ------------- -------------
          TOTAL FROM INVESTMENT OPERATIONS              1.24           0.83           0.51         0.56          0.49
                                                  -------------  -------------  ------------- ------------- -------------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.61)         (0.62)         (0.71)       (0.73)        (0.75)
                                                  -------------  -------------  ------------- ------------- -------------
          TOTAL DISTRIBUTIONS                          (0.61)         (0.62)         (0.71)       (0.73)        (0.75)
                                                  -------------  -------------  ------------- ------------- -------------
CHANGE IN NET ASSET VALUE                               0.63           0.21          (0.20)       (0.17)        (0.26)
                                                  -------------  -------------  ------------- ------------- -------------
NET ASSET VALUE, END OF PERIOD                     $    9.39      $    8.76      $    8.55     $   8.75      $   8.92
                                                  =============  =============  ============= ============= =============
Total return                                           14.58%         10.00%          6.09%        6.47%         5.46%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (thousand)             $   198,502    $   178,990    $   167,229   $  160,101    $  172,836
RATIO TO AVERAGE NET ASSETS OF:
 Operating expenses(1)                                  0.74%(2)       0.69%(2)       0.65%(2)     0.65%         0.65%
 Net investment income                                  6.41%          7.05%          8.14%        8.45%         7.79%
Portfolio turnover                                       156%           168%           188%         148%          125%

--------------------------

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71%, 0.69% and 0.71% for the periods ended December 31, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Computed using average shares outstanding.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended December 31, 2001, was to increase the ratio of net investment income to average net assets from 8.13% to 8.14%. There was no effect to net investment income per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

FUTURE SHAREHOLDER MEETINGS

   As a Massachusetts business trust, the Trust does not hold shareholder meetings unless required by the 1940 Act. Other than this meeting, the Trust does not anticipate holding a meeting of shareholders of the Series in 2004. Shareholders who wish to present a proposal for action at the next meeting should submit the proposal to:

         Richard J. Wirth
         Secretary, The Phoenix Edge Series Fund
         c/o Phoenix Life Insurance Company
         One American Row
         PO Box 5056
         Hartford, CT 06102-5056

   Proposals must be received a reasonable time prior to the date of the shareholder meeting to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be submitted for consideration by shareholders.

                                 OTHER BUSINESS

   The Board of Trustees of the Trust knows of no business to be brought before the Special Meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                              By Order of the Board of Trustees,



                                              RICHARD J. WIRTH
                                              Secretary

Hartford, Connecticut
March 9, 2004

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of April, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Goodwin Multi-Sector Fixed Income Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-Janus Flexible Income Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES AND THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be April 16, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Merging Series Custodian to JP Morgan Chase Bank, as custodian for the Surviving Series, for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operations Unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver, on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver to the Secretary of the Surviving Series a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date, or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4. REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:

         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Merging Series, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Merging Series, is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers LLP ("PwC"), independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any Federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:

         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Surviving Series, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Surviving Series, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust, on behalf of the Surviving Series, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PwC, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Surviving Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company and has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code.

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series, on or before the Closing Date;

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Trust's Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Trust may waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott, Will & Emery, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott, Will & Emery shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties,
(ii) by either party if the Closing shall not have occurred on or before June 30, 2004, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, P. O. Box 5056, Hartford, CT 06102-5056, Attn: Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Surviving Series, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-JANUS FLEXIBLE INCOME SERIES

     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the assets of
                      PHOENIX-JANUS FLEXIBLE INCOME SERIES

                        By and in exchange for shares of
                PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES

                                Both a series of
                          THE PHOENIX EDGE SERIES FUND
                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                 (800) 541-0171


                                                        March 9, 2004

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and all the liabilities of the Phoenix-Janus Flexible Income Series (the "Merging Series"), to the Phoenix-Goodwin Multi-Sector Fixed Income Series (the "Surviving Series"), both a series of The Phoenix Edge Series Fund, consists of this cover page and the following described documents:

         1) the Statement of Additional Information of The Phoenix Edge Series Fund, as filed via EDGAR on Form N-1A (File No. 033-05033) on April 30, 2003 with Post-Effective Amendment No. 46, and supplements dated May 1, 2003, May 8, 2003, June 2, 2003, June 11, 2003, July 24, 2003, October 15, 2003 and November 5, 2003 to the Prospectus dated May 1, 2003 and incorporated by reference;

         2) the Annual Report of The Phoenix Edge Series Fund for the year ended December 31, 2003, as filed via EDGAR on Form N-CSR (File No. 811-04642) on March 8, 2004 and incorporated by reference;

         3)   the Pro Forma Financial Statements, filed herewith.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated March 9, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling Variable Products Operations ("VPO") at 800-541-0171 or by writing to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027.

         The date of this Statement of Additional Information is March 9, 2004.

Phoenix-Goodwin Multi-Sector Fixed Income Series/Phoenix-Janus Flexible Income Series
Pro Forma Combining Schedule of Investments
December 31, 2003 (Unaudited)

Shares or Par Value (in thousands)                                                       Value
=============== ============= ========== ===========================================  =============== =============  ===========
Phoenix-Goodwin Phoenix-Janus                                                         Phoenix-Goodwin Phoenix-Janus
Multi-Sector    Flexible      Pro Forma                                               Multi-Sector    Flexible       Pro Forma
Fixed Income    Income        Combining  DESCRIPTION                                  Fixed Income    Income         Combining
Series          Series        Portfolios                                              Series          Series         Portfolios
=============== ============= ========== ===========================================  =============== =============  ===========
                                         U.S. GOVERNMENT SECURITIES--4.0%
              -           990        990 U.S. Treasury Bond 5.375%, 2/15/31                         -    1,032,423     1,032,423
              -           425        425 U.S. Treasury Bond 7.25%, 5/15/16                          -      530,171       530,171
              -           180        180 U.S. Treasury Bond 7.25%, 8/15/22                          -      227,173       227,173
              -         1,170      1,170 U.S. Treasury Inflationary Note 3%,
                                          7/15/12 (l)                                               -    1,312,421     1,312,421
              -           290        290 U.S. Treasury Note 1.625%, 9/30/05                         -      289,887       289,887
              -         2,065      2,065 U.S. Treasury Note 2.625%, 11/15/06                        -    2,083,230     2,083,230
              -         1,087      1,087 U.S. Treasury Note 3.375%, 11/15/08                        -    1,095,620     1,095,620
              -         1,220      1,220 U.S. Treasury Note 4.25%, 11/15/13                         -    1,218,665     1,218,665
              -           474        474 U.S. Treasury Note 4.375%, 5/15/07                         -      501,940       501,940
              -           230        230 U.S. Treasury Note 5%, 2/15/11                             -      247,007       247,007
              -           382        382 U.S. Treasury Note 5.75%, 11/15/05                         -      410,143       410,143
              -           620        620 U.S. Treasury Note 5.75%, 8/15/10                          -      695,175       695,175
              -           264        264 U.S. Treasury Note 6%, 8/15/09                             -      299,031       299,031
                                                                                         ------------  -----------   -----------
                                         TOTAL U.S. GOVERNMENT SECURITIES                           -    9,942,886     9,942,886

                                         AGENCY MORTGAGE-BACKED SECURITIES--2.4%
          5,737             -      5,737 GNMA 6.50%, '23-'32                                6,050,696            -     6,050,696
             28             -         28 GNMA 8%, 10/15/06                                     29,661            -        29,661
              1             -          1 GNMA 8%, 9/15/06                                         620            -           620
                                                                                         ------------  -----------   -----------
                                         TOTAL AGENCY MORTGAGE-BACKED SECURITIES            6,080,977            -     6,080,977

                                         AGENCY NON MORTGAGE-BACKED SECURITIES--1.7%
              -         1,880      1,880 Fannie Mae 2.875%, 10/15/05                                -    1,914,774     1,914,774
              -           515        515 Fannie Mae 3.25%, 11/15/07                                 -      518,261       518,261
              -           220        220 Fannie Mae 4.375%, 9/15/12                                 -      217,659       217,659
              -           175        175 Fannie Mae 4.625%, 5/1/13                                  -      170,313       170,313
              -           538        538 Fannie Mae 5.25%, 1/15/09                                  -      579,018       579,018
              -           800        800 Fannie Mae 6.25%, 2/1/11                                   -      884,363       884,363
                                                                                         ------------  -----------   -----------
                                         TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES                -    4,284,388     4,284,388

                                         MUNICIPAL BONDS--3.4%
            750             -        750 California Alameda Corridor Transportation
                                          Authority Revenue Taxable Series C 6.50%,
                                          10/1/19                                             827,385            -       827,385
          1,750             -      1,750 California Alameda Corridor Transportation
                                          Authority Revenue Taxable Series C 6.60%,
                                          10/1/29                                           1,928,255            -     1,928,255
          2,140             -      2,140 Connecticut Mashantucket Western Pequot
                                          Tribe Revenue Taxable Series A 144A 6.57%,
                                          9/1/13 (b)                                        2,320,166            -     2,320,166
          1,310             -      1,310 Florida University of Miami Exchangeable
                                          Revenue Taxable Series A 7.65%, 4/1/20 (d)        1,432,210            -     1,432,210
          1,330             -      1,330 Illinois Educational Facilities Authority -
                                          Loyola University Taxable Series C 7.12%,
                                          7/1/11                                            1,542,973            -     1,542,973
            335             -        335 South Dakota Educational Enhancement
                                          Funding Corp. Taxable Series A 6.72%,
                                          6/1/25                                              318,971            -       318,971
                                                                                         ------------  -----------   -----------
                                         TOTAL MUNICIPAL BONDS                              8,369,960            -     8,369,960

                                         ASSET-BACKED SECURITIES--1.5%
            326             -        326 Amortizing Residential Collateral Net
                                          Interest Margin Trust 02-9A, A 7.75%,
                                          12/27/32                                            323,280                     323,280
          1,000             -      1,000 Green Tree Financial Corp 96-10 M1 7.24%,
                                          11/15/28                                            920,625                     920,625
          1,500             -      1,500 Green Tree Financial Corp.97-4, M1 7.22%,
                                          2/15/29                                           1,016,250                   1,016,250
            745             -        745 Litigation Settlement Monetized Fee Trust
                                          02-5A, 144A 6%, 10/25/32 (b)                        684,176                     684,176
            793             -        793 Morgan Stanley ABS Capital 03-NC8N 7.60%,
                                          9/25/33                                             793,984                     793,984
                                                                                         ------------  ------------  ------------
                                         TOTAL ASSET-BACKED SECURITIES                      3,738,315             -     3,738,315

                                         CORPORATE BONDS--46.2%
              -            25         25 21St Century Insurance Group 5.90%,
                                          12/15/13                                                  -        25,151        25,151
          1,000             -      1,000 ACC Escrow Corp. 144A 10%, 8/1/11 (b)              1,110,000             -     1,110,000
              -            60         60 Allied Waste North America Series B 10%,
                                          8/1/09                                                    -        65,100        65,100
            500             -        500 Allied Waste North America Series B
                                          7.875%, 1/1/09                                      523,750             -       523,750
              -            65         65 AMC Entertainment, Inc. 9.875%, 2/1/12                     -        72,638        72,638
              -            40         40 AmerenEnergy Generating Co. Series F
                                          7.95%, 6/1/32                                             -        48,186        48,186
              -            75         75 American Tower Corp. 9.375%, 2/1/09                        -        80,250        80,250
          1,000             -      1,000 American Towers, Inc. 144A 7.25%,
                                          12/1/11 (b)                                       1,022,500             -     1,022,500
              -           250        250 Americo Life, Inc. 144A 7.875%, 5/1/13 (b)                 -       249,375       249,375
          1,000             -      1,000 AmeriGas Partners/Eagle Finance Corp.
                                          Series B 8.875%, 5/20/11                          1,105,000             -     1,105,000
          1,000             -      1,000 AmerisourceBergen Corp. 8.125%, 9/1/08             1,132,500             -     1,132,500
              -            35         35 Amkor Technology, Inc. 10.50%, 5/1/09                      -        37,538        37,538
              -           100        100 Anheuser-Busch Cos., Inc. 5.95%, 1/15/33                   -       102,662       102,662
              -           288        288 Apple Computer, Inc. 6.50%, 2/15/04                        -       289,440       289,440
              -           110        110 ARAMARK Services, Inc. 6.375%, 2/15/08                     -       117,354       117,354
              -           145        145 ARAMARK Services, Inc. 7%, 5/1/07                          -       159,430       159,430
            235             -        235 ArvinMeritor, Inc. 8.75%, 3/1/12                     270,250             -       270,250
          1,000             -      1,000 AutoNation, Inc. 9%, 8/1/08                        1,152,500             -     1,152,500
            625           125        750 Ball Corp. 6.875%, 12/15/12                          656,250       131,250       787,500
              -           180        180 Bank of New York Co., Inc. (The) Series
                                          MTNE 2.20%, 5/12/06                                       -       180,482       180,482
              -           165        165 Belo Corp. 7.125%, 6/1/07                                  -       184,528       184,528
              -            75         75 Belo Corp. 8%, 11/1/08                                     -        87,525        87,525
              -           150        150 Berkley (W.R.) Corp. 5.875%, 2/15/13                       -       153,196       153,196
              -           100        100 Berkshire Hathaway, Inc. 144A 4.625%,
                                          10/15/13 (b)                                              -        98,320        98,320
              -            25         25 Boise Cascade Corp. 6.50%, 11/1/10                         -        26,115        26,115
              -           150        150 Brown-Forman Corp. 2.125%, 3/15/06                         -       149,582       149,582
              -            50         50 Bunge Ltd. Finance Corp. 144A 4.375%,
                                          12/15/08 (b)                                              -        50,295        50,295
            750             -        750 Cabot Corp.144A 5.25%, 9/1/13 (b)                    743,621             -       743,621
            750             -        750 Calpine Corp. 144A 8.75%, 7/15/13 (b)                727,500             -       727,500
              -           125        125 Capital One Bank 5.75%, 9/15/10                            -       132,229       132,229
          1,000             -      1,000 Capital One Bank 6.50%, 6/13/13                    1,048,413             -     1,048,413
              -           200        200 Caterpillar Financial Services Corp.Series
                                          MTNF 2.35%, 9/15/06                                       -       198,951       198,951
              -           175        175 Cendant Corp. 6.25%, 3/15/10                               -       190,302       190,302
          1,000             -      1,000 Centerpoint Energy 144A 6.85%, 6/1/15 (b)          1,027,795             -     1,027,795
          1,100             -      1,100 Centerpoint Energy Houston Electric LLC
                                          144A 5.75%, 1/15/14 (b)                           1,148,545             -     1,148,545
              -            50         50 Centerpoint Energy Resources Corp. 6.50%,
                                          2/1/08                                                    -        53,564        53,564
              -           125        125 Centerpoint Energy, Inc. 144A 5.875%,
                                          6/1/08 (b)                                                -       130,219       130,219
          1,500             -      1,500 Chesapeake Energy Corp.144A 6.875%,
                                          1/15/16 (b)                                       1,552,500             -     1,552,500
              -           260        260 ChevronTexaco Capital Co. 3.50%, 9/17/07                   -       264,804       264,804
              -            75         75 Chevy Chase Bank FSB 6.875%,12/1/13                        -        77,250        77,250
              -           180        180 Cinergy Corp. 6.25%, 9/1/04                                -       184,644       184,644
              -            75         75 Cintas Corp. No.2 6%, 6/1/12                               -        81,268        81,268
              -           175        175 Citigroup, Inc. 4.875%, 5/7/15                             -       170,963       170,963
              -            50         50 Citizens Banking Corp. 5.75%, 2/1/13                       -        50,141        50,141
            750             -        750 Citizens Communications 9.25%, 5/15/11               886,682             -       886,682
              -            21         21 Clear Channel Communications, Inc. 6%,
                                          11/1/06                                                   -        22,701        22,701
              -           100        100 CMS Energy Corp. 144A 7.75%, 8/1/10 (b)                    -       105,625       105,625
              -           125        125 CMS Energy Corp. 7.50%, 1/15/09                            -       129,375       129,375
              -           100        100 CMS Energy Corp. 7.625%, 11/15/04                          -       103,500       103,500
              -           250        250 Coca Cola Enterprises, Inc. 4.375%, 9/15/09                -       256,762       256,762
              -           133        133 Coca Cola Enterprises, Inc. 7.125%, 8/1/17                 -       156,981       156,981
          1,000             -      1,000 Comcast Cable Communications, Inc. 6.75%,
                                          1/30/11                                           1,112,932             -     1,112,932
              -           225        225 Comcast Corp. 5.50%, 3/15/11                               -       233,870       233,870
              -           150        150 Comcast Corp. 5.85%, 1/15/10                               -       160,157       160,157
              -           300        300 Comcast Corp. 6.375%, 1/30/06                              -       322,964       322,964
          1,200             -      1,200 Commonwealth Edison Series 102 4.74%,
                                          8/15/10                                           1,226,802             -     1,226,802
              -           340        340 Conoco Funding Co. 5.45%, 10/15/06                         -       364,785       364,785
              -            55         55 Continental Airlines, Inc. Series 974C
                                          6.80%, 7/2/07                                             -        54,064        54,064
              -            25         25 Continental Airlines, Inc. Series A 7.875%,
                                          7/2/18                                                    -        25,147        25,147
              -           235        235 Coors Brewing Co. 6.375%, 5/15/12                          -       256,000       256,000
          1,000             -      1,000 Coventry Health Care, Inc. 8.125%, 2/15/12         1,115,000             -     1,115,000
              -           300        300 Cox Communications, Inc. 6.875%, 6/15/05                   -       320,835       320,835
              -            20         20 Cox Communications, Inc. 7.125%, 10/1/12                   -        23,068        23,068
              -            95         95 CSX Corp. 4.875%, 11/1/09                                  -        98,214        98,214
          1,000             -      1,000 CSX Corp. 5.30%, 2/15/14                           1,005,459             -     1,005,459
            425             -        425 DaimlerChrysler NA Holding Corp. 6.50%,
                                          11/15/13                                            447,699             -       447,699
              -           400        400 Dean Foods Co. 6.625%, 5/15/09                             -       422,000       422,000
              -            50         50 Dean Foods Co. 6.90%, 10/15/17                             -        52,000        52,000
              -            30         30 Del Monte Corp. Series B 9.25%, 5/15/11                    -        33,300        33,300
            550            55        605 Del Monte Corp.144A 8.625%, 12/15/12 (b)             605,000        60,500       665,500
          1,000             -      1,000 Denbury Resources, Inc. 7.50%, 4/1/13              1,050,000             -     1,050,000
              -           175        175 Devon Energy Corp. 2.75%, 8/1/06                           -       175,081       175,081
              -            50         50 Dex Media East LLC/Dex Media East Finance Co.
                                          144A 8%, 11/15/13 (b)                                     -        52,750        52,750
              -            25         25 Dex Media East LLC/Dex Media East Finance Co.
                                          9.875%, 11/15/09                                          -        28,750        28,750
              -            90         90 Dex Media West LLC/Dex Media Finance Co.
                                          12.125%, 11/15/12                                         -       111,150       111,150
              -            75         75 Dex Media West LLC/Dex Media Finance Co.
                                          144A 9.875%, 8/15/13 (b)                                  -        86,910        86,910
          1,200             -      1,200 Dex Media, Inc.144A 0%, 11/15/13 (b) (d)             852,000             -       852,000
              -           300        300 Dial Corp. (The) 6.50%, 9/15/08                            -       335,581       335,581
              -           280        280 Dial Corp. (The) 7%, 8/15/06                               -       309,865       309,865
          1,250             -      1,250 DIRECTV Holdings LLC 8.375%, 3/15/13               1,456,250             -     1,456,250
            850             -        850 Dobson Communications Corp.144A 8.875%,
                                          10/1/13 (b)                                         864,875             -       864,875
              -           175        175 Dominion Resources, Inc. 5%, 3/15/13                       -       174,185       174,185
              -           100        100 Dominion Resources, Inc. Series D 5.125%,
                                          12/15/09                                                  -       104,379       104,379
              -            40         40 Domino's, Inc. 144A 8.25%, 7/1/11 (b)                      -         43,05        43,050
          1,000             -      1,000 Eastman Kodak Co. 7.25%, 11/15/13                  1,049,237             -     1,049,237
              -           133        133 Echostar DBS Corp. 9.125%, 1/15/09                         -       149,459       149,459
          1,500           125      1,625 EchoStar DBS Corp. 144A 5.75%, 10/1/08 (b)         1,524,375       127,031     1,651,406
          1,000             -      1,000 Echostar DBS Corp. 144A 6.375%, 10/1/11 (b)        1,030,000             -     1,030,000
          1,000             -      1,000 Entergy Gulf States, Inc. 144A 3.60%,
                                          6/1/08 (b)                                          963,918             -       963,918
              -            50         50 Farmers Insurance Exchange 144A 8.50%,
                                          8/1/04 (b)                                                -        51,053        51,053
              -            75         75 Farmers Insurance Exchange 144A 8.625%,
                                          5/1/24 (b)                                                -        78,375        78,375
              -            75         75 Fiserv, Inc. 4%, 4/15/08                                   -        74,647        74,647
              -            50         50 Ford Motor Credit Co. 5.625%, 10/1/08                      -        51,330        51,330
              -           400        400 Ford Motor Credit Co. 5.75%, 2/23/04                       -       402,397       402,397
              -            75         75 Ford Motor Credit Co. 7%, 10/1/13                          -        79,101        79,101
          1,500             -      1,500 Ford Motor Credit Co. 7.25%, 10/25/11              1,626,846             -     1,626,846
              -           125        125 Franklin Resources, Inc. 3.70%, 4/15/08                    -       124,322       124,322
            500           175        675 Freeport-McMoRan Copper & Gold, Inc.
                                          (Indonesia) 10.125%, 2/1/10                         578,750       202,562       781,312
              -            25         25 Fresenius Medical Capital Trust IV 7.875%,
                                          6/15/11                                                   -        27,125        27,125
              -           250        250 Fund American Cos., Inc. 5.875%, 5/15/13                   -       253,031       253,031
              -            50         50 Gap, Inc. (The) 6.90%, 9/15/07                             -        55,437        55,437
              -           500        500 General Electric Capital Corp.Series MTNA
                                          2.85%, 1/30/06                                            -       507,151       507,151
          1,750           120      1,870 General Electric Capital Corp.Series MTNA
                                          6%, 6/15/12                                       1,897,793       130,134     2,027,927
              -           175        175 General Mills, Inc. 3.875%, 11/30/07                       -       177,212       177,212
              -           125        125 General Mills, Inc. 5.125%, 2/15/07                        -       132,782       132,782
              -            75         75 General Mills, Inc. 6%, 2/15/12                            -        80,203        80,203
              -           500        500 General Motors Acceptance Corp. 4.50%,
                                          7/15/06                                                   -       514,381       514,381
              -           125        125 General Motors Acceptance Corp. 5.85%,
                                          1/14/09                                                   -       132,373       132,373
            500            75        575 General Motors Acceptance Corp. 6.875%,
                                          9/15/11                                             538,563        80,785       619,348
          1,500            75      1,575 General Motors Corp. 7.125%, 7/15/13               1,645,005        82,250     1,727,255
              -           125        125 Gillette Co. (The) 4.125%, 8/30/07                         -       129,549       129,549
          1,200             -      1,200 Goldman Sachs Group, Inc. 4.75%, 7/15/13           1,169,485             -     1,169,485
          1,000             -      1,000 GTECH Holdings Corp.144A 4.75%, 10/15/10 (b)       1,010,834             -     1,010,834
          1,000             -      1,000 GulfTerra Energy Partners 144A 6.25%,
                                          6/1/10 (b)                                        1,045,000             -     1,045,000
              -            42         42 GulfTerra Energy Partners LP Series B
                                          8.50%, 6/1/10                                             -        47,880        47,880
              -            75         75 Halliburton Co. 144A 5.50%, 10/15/10 (b)                   -        78,436        78,436
              -           125        125 Hard Rock Hotel, Inc. 144A 8.875%,
                                          6/1/13 (b)                                                -       133,750       133,750
              -           100        100 Harley Davidson, Inc. 144A 3.625%,
                                          12/15/08 (b)                                              -        99,748        99,748
              -            25         25 HCA, Inc. 5.25%, 11/6/08                                   -        25,478        25,478
              -           375        375 HCA, Inc. 6.25%, 2/15/13                                   -       383,853       383,853
            900             -        900 HCA, Inc. 6.30%, 10/1/12                             927,914             -       927,914
              -           355        355 HCA, Inc. 6.91%, 6/15/05                                   -       373,946       373,946
              -           135        135 HCA, Inc. 6.95%, 5/1/12                                    -       144,749       144,749
            775             -        775 Health Care REIT, Inc. 6%, 11/15/13                  783,227             -       783,227
          1,025             -      1,025 Hollywood Entertainment Corp.9.625%,
                                          3/15/11                                           1,107,000             -     1,107,000
              -           150        150 Household Finance Corp. 4.625%,1/15/08                     -       155,929       155,929
          1,000             -      1,000 Household Finance Corp. 6.375%, 11/27/12           1,097,054             -     1,097,054
              -           125        125 Household Finance Corp. Series MTN 3.375%,
                                          2/21/06                                                   -       127,850       127,850
            500             -        500 HRPT Properties Trust 5.75%, 2/15/14                 501,356             -       501,356
            100             -        100 IASIS Healthcare Corp.13%, 10/15/09                  113,000             -       113,000
            500             -        500 Insight Midwest 144A 10.50%, 11/1/10 (b)             546,250             -       546,250
            750           200        950 InterActiveCorp 7%, 1/15/13                          826,933       220,516     1,047,449
              -            50         50 International Business Machines Corp.
                                          4.25%, 9/15/09                                            -        51,293        51,293
              -           150        150 International Business Machines Corp.
                                          5.875%, 11/29/32                                          -       150,927       150,927
              -           225        225 International Business Machines Corp. Series
                                          MTN 2.375%, 11/1/06                                       -       224,547       224,547
          1,500            50      1,550 Jabil Circuit, Inc. 5.875%, 7/15/10                1,564,607        52,154     1,616,761
          1,000             -      1,000 Janus Capital Group, Inc. 7.75%, 6/15/09           1,113,460             -     1,113,460
              -            75         75 K.Hovnanian Enterprises, Inc. 6.50%, 1/15/14               -        75,094        75,094
              -           125        125 Kaneb Pipe Line Operating Partnership
                                          5.875%, 6/1/13                                            -       128,186       128,186
              -           150        150 Kellogg Co. 2.875%, 6/1/08                                 -       144,834       144,834
              -           225        225 Kellogg Co. Series B 6%, 4/1/06                            -       241,096       241,096
              -           200        200 Kellogg Co. Series B 6.60%, 4/1/11                         -       224,138       224,138
              -           225        225 Kennametal, Inc. 7.20%, 6/15/12                            -       238,648       238,648
              -            97         97 Kern River Funding Corp.144A 4.893%,
                                          4/30/18 (b)                                               -        96,682        96,682
            550             -        550 L-3 Communications Corp.144A 6.125%,
                                          1/15/14 (b)                                         554,125             -       554,125
            750             -        750 Laboratory Corporation of America Holdings
                                          5.50%, 2/1/13                                       774,286             -       774,286
              -           145        145 Liberty Mutual Insurance Co. 144A 7.875%,
                                          10/15/26 (b)                                              -       146,541       146,541
              -           200        200 Liberty Mutual Insurance Co. 144A 8.50%,
                                          5/15/25 (b)                                               -       213,914       213,914
            750             -        750 Lyondell Chemical Co. 10.875%, 5/1/09                772,500             -       772,500
          1,045            60      1,105 Magnum Hunter Resources, Inc. 9.60%,
                                          3/15/12                                           1,191,300        68,400     1,259,700
              -            75         75 Mallinckrodt, Inc. 6.75%, 9/15/05                          -        79,313        79,313
              -           300        300 Manor Care, Inc. 6.25%, 5/1/13                             -       316,125       316,125
              -           250        250 Markel Corp. 6.80%, 2/15/13                                -       263,624       263,624
              -           175        175 Medco Health Solutions, Inc. 7.25%, 8/15/13                -       190,916       190,916
              -           150        150 Mellon Funding Corp. 5%, 12/1/14                           -       150,378       150,378
            800             -        800 MGM Mirage, Inc. 8.50%, 9/15/10                      922,000             -       922,000
              -           200        200 MidAmerican Energy Holdings 3.50%, 5/15/08                 -       196,625       196,625
              -           100        100 Miller Brewing Co. 144A 5.50%, 8/15/13 (b)                 -       102,164       102,164
          1,500             -      1,500 Mobile Mini, Inc. 144A 9.50%, 7/1/13 (b)           1,657,500             -     1,657,500
          1,560             -      1,560 Mohegan Tribal Gaming Authority 8.125%,
                                          1/1/06                                            1,688,700             -     1,688,700
          1,000             -      1,000 MSW Energy Holdings 144A 8.50%, 9/1/10 (b)         1,095,000             -     1,095,000
              -            50         50 Nalco Co. 144A 7.75%, 11/15/11 (b)                         -        53,750        53,750
              -           125        125 Nationwide Financial Services, Inc. 5.625%,
                                          2/13/15                                                   -       128,834       128,834
              -           100        100 Nationwide Mutual Insurance Co. 7.50%,
                                          2/15/24                                                   -       102,692       102,692
          1,000             -      1,000 Neighborcare, Inc. 144A 6.875%, 11/15/13 (b)       1,022,500             -     1,022,500
              -           100        100 New York Life Insurance Co. 144A 5.875%,
                                          5/15/33 (b)                                               -        99,388        99,388
              -            50         50 Newell Rubbermaid, Inc. 4%, 5/1/10                         -        48,378        48,378
              -           250        250 News America, Inc. 6.625%, 1/9/08                          -       278,061       278,061
            750             -        750 Nextel Communications, Inc. 6.875%, 10/31/13         796,875             -       796,875
              -            50         50 Nextel Communications, Inc. 7.375%, 8/1/15                 -        54,000        54,000
              -           125        125 Nextel Communications, Inc.9.375%, 11/15/09                -       136,875       136,875
              -            75         75 Northern States Power Co. 2.875%, 8/1/06                   -        75,284        75,284
              -           130        130 Occidental Petroleum Corp. 5.875%, 1/15/07                 -       141,034       141,034
              -            80         80 Occidental Petroleum Corp. Series MTN 4.25%,
                                          3/15/10                                                   -        80,501        80,501
          1,925             -      1,925 Office Depot, Inc. 6.25%, 8/15/13                  2,021,238             -     2,021,238
          1,000             -      1,000 Omnicare, Inc. 6.125%, 6/1/13                      1,007,500             -     1,007,500
              -           175        175 OneAmerica Financial Partners, Inc. 144A 7%,
                                          10/15/33 (b)                                              -       173,239       173,239
              -            50         50 Owens-Brockway Glass Container, Inc. 7.75%,
                                          5/15/11                                                   -        53,938        53,938
            750           100        850 Owens-Brockway Glass Container, Inc. 8.75%,
                                          11/15/12                                            839,063       111,875       950,938
              -           140        140 Owens-Brockway Glass Container, Inc. 8.875%,
                                          2/15/09                                                   -       154,175       154,175
              -            75         75 Owens-Illinois, Inc. 7.15%, 5/15/05                        -        77,906        77,906
              -           100        100 Panhandle Eastern Pipe Line Co.144A 4.80%,
                                          8/15/08 (b)                                               -       103,035       103,035
              -           200        200 Pemex Project Funding Master Trust 6.125%,
                                          8/15/08                                                   -       210,000       210,000
          1,000             -      1,000 Pemex Project Funding Master Trust 7.375%,
                                          12/15/14                                          1,067,500             -     1,067,500
              -           125        125 Pemex Project Funding Master Trust 8.625%,
                                          2/1/22                                                    -       138,438       138,438
          1,000             -      1,000 Pemex Project Funding Master Trust 9.125%,
                                          10/13/10                                          1,187,500             -     1,187,500
              -           145        145 Penney (J.C.) Co., Inc. 6%, 5/1/06                         -       147,175       147,175
              -           175        175 PHH Corp. 6%,3/1/08                                        -       188,294       188,294
          1,200             -      1,200 Pioneer Natural Resource Co. 7.50%, 4/15/12        1,381,378             -     1,381,378
              -            25         25 Plains All American Pipeline LP/PAA Finance
                                          Corp. 144A 5.625%, 12/15/13 (b)                           -        25,344        25,344
          1,500             -      1,500 PPC Escrow Corp. 144A 9.25%, 11/15/13 (b)          1,560,000             -     1,560,000
              -           150        150 Precision Castparts Corp. 144A 5.60%,
                                          12/15/13 (b)                                              -       150,900       150,900
            750             -        750 Premcor Refining Group, Inc. (The) 9.25%,
                                          2/1/10                                              843,750             -       843,750
              -           195        195 Procter & Gamble Co. (The) 4.75%, 6/15/07                  -       206,426       206,426
              -            75         75 Progressive Corp. (The) 6.25%, 12/1/32                     -        78,294        78,294
              -            75         75 Provident Cos., Inc. 6.375%, 7/15/05                       -        78,344        78,344
              -           100        100 PSE&G Power LLC 5.50%,12/1/15                              -       100,141       100,141
              -           200        200 Public Service Co. of Colorado 7.875%,
                                          10/1/12                                                   -       242,740       242,740
              -            50         50 Public Service Co. of Colorado Series 12
                                          4.875%,3/1/13                                             -        49,978        49,978
              -            25         25 Public Service Co. of Colorado Series A
                                          6.875%,7/15/09                                            -        28,115        28,115
              -           250        250 Quest Diagnostics, Inc. 6.75%, 7/12/06                     -       273,210       273,210
              -            35         35 Quest Diagnostics, Inc. 7.50%, 7/12/11                     -        40,707        40,707
              -           200        200 Raytheon Co. 6.50%, 7/15/05                                -       213,135       213,135
            750             -        750 Reliant Resources, Inc.144A 9.25%,
                                          7/15/10 (b)                                         798,750             -       798,750
              -            25         25 Rite Aid Corp. 7.125%,1/15/07                              -        25,625        25,625
              -            25         25 Rite Aid Corp. 7.625%, 4/15/05                             -        25,500        25,500
          1,250             -      1,250 Royal Caribbean Cruises 6.875%, 12/1/13            1,265,625             -     1,265,625
              -           105        105 Safeway, Inc. 6.15%, 3/1/06                                -       112,349       112,349
              -            50         50 Saks, Inc. 8.25%, 11/15/08                                 -        55,750        55,750
              -           250        250 Sealed Air Corp. 144A 5.375%, 4/15/08 (b)                  -       263,972       263,972
              -            75         75 Sealed Air Corp. 144A 6.875%, 7/15/33 (b)                  -        79,387        79,387
            400            75        475 Service Corporation International 6%,
                                          12/15/05                                            410,000        76,875       486,875
            600             -        600 Service Corporation International 7.20%,
                                          6/1/06                                              627,000             -       627,000
              -           125        125 Ship Finance International Ltd. 144A 8.50%,
                                          12/15/13 (b)                                              -       124,375       124,375
            750             -        750 Six Flags, Inc. 144A 9.625%, 6/1/14 (b)              787,500             -       787,500
              -           250        250 SLM Corp. 3.95%, 8/15/08                                   -       252,472       252,472
              -           125        125 SLM Corp. Series MTN 5.05%, 11/14/14                       -       123,503       123,503
            500             -        500 Smurfit -Stone Container Corp. 8.25%,
                                          10/1/12                                             545,000             -       545,000
              -           100        100 Southern California Edison Co. 7.625%,
                                          1/15/10                                                   -       115,500       115,500
              -           140        140 Southwest Gas Corp. 7.625%, 5/15/12                        -       159,162       159,162
              -           425        425 Southwestern Public Service Co. Series B
                                          5.125%,11/1/06 (k)                                        -       450,375       450,375
              -           150        150 Sovereign Bank 5.125%, 3/15/13                             -       148,926       148,926
              -            35         35 Sovereign Capital Trust 9%, 4/1/27                         -        38,652        38,652
          1,000             -      1,000 Sprint Capital Corp. 7.625%, 1/30/11               1,120,937             -     1,120,937
          1,000             -      1,000 Sprint Capital Corp. 8.375%, 3/15/12               1,167,800             -     1,167,800
              -           300        300 StanCorp Financial Group, Inc. 6.875%,
                                          10/1/12                                                   -       326,859       326,859
              -           300        300 Starwood Hotels and Resorts 6.75%, 11/15/05                -       316,500       316,500
              -            50         50 Stater Brothers Holdings, Inc. 10.75%,
                                          8/15/06                                                   -        52,937        52,937
            500             -        500 Suburban Propane Partners LP/Suburban Energy
                                          Finance Corp. 144A 6.875%, 12/15/13 (b)             507,500             -       507,500
          1,000             -      1,000 Team Health, Inc. Series B 12%, 3/15/09            1,085,000             -     1,085,000
            750             -        750 TECO Energy, Inc. 7.20%, 5/1/11                      783,750             -       783,750
              -           225        225 Tele-Communications, Inc. 7.875%, 8/1/13                   -       266,332       266,332
            500             -        500 Tenet Healthcare Corp.5.375%, 11/15/06               495,000             -       495,000
            375             -        375 Tenet Healthcare Corp.6.375%, 12/1/11                361,875             -       361,875
            500             -        500 Tesoro Petroleum Corp. 8%, 4/15/08                   533,750             -       533,750
              -           250        250 Time Warner, Inc. 5.625%, 5/1/05                           -       261,698       261,698
              -           275        275 Time Warner, Inc.6.875%, 5/1/12                            -       309,459       309,459
              -            75         75 Toll Brothers, Inc. 6.875%, 11/15/12                       -        82,701        82,701
          1,000             -      1,000 Toys "R "Us, Inc. 7.875%, 4/15/13                  1,075,750             -     1,075,750
              -           175        175 Travelers Property Casualty Corp. 5%,
                                          3/15/13                                                   -       175,115       175,115
          1,000             -      1,000 Triton PCS, Inc. 9.375%, 2/1/11                    1,025,000             -     1,025,000
              -           100        100 TRW Automotive, Inc. 10.125%, 2/15/13 (g)                  -       144,425       144,425
              -           250        250 TXU Corp.Series C 6.375%, 1/1/08                           -       263,125       263,125
              -           275        275 TXU Corp.Series J 6.375%, 6/15/06                          -       290,812       290,812
              -           125        125 TXU Energy Co. 7%, 3/15/13                                 -       138,250       138,250
          1,150             -      1,150 United Rentals North America, Inc.
                                          144A 7.75%, 11/15/13 (b)                          1,180,188             -     1,180,188
              -           150        150 UnitedHealth Group, Inc. 3.30%, 1/30/08                    -       149,310       149,310
              -           125        125 UnitedHealth Group, Inc. 4.875%, 4/1/13                    -       125,870       125,870
              -           130        130 UnitedHealth Group, Inc. 5.20%, 1/17/07                    -       139,111       139,111
              -            70         70 UnitedHealth Group, Inc. 7.50%, 11/15/05                   -        76,847        76,847
              -            75         75 Univision Communications, Inc.3.50%,
                                          10/15/07                                                  -        75,384        75,384
              -           175        175 Univision Communications, Inc.3.875%,
                                          10/15/08                                                  -       173,150       173,150
              -           175        175 US Bancorp Series MTN 2.75%, 3/30/06                       -       177,155       177,155
            750             -        750 Valero Energy Corp. 6.875%, 4/15/12                  829,949             -       829,949
            500             -        500 Verizon Global Funding Corp. 6.875%,
                                          6/15/12                                             560,863             -       560,863
          1,000             -      1,000 Verizon Global Funding Corp. 7.25%,
                                          12/1/10                                           1,151,387             -     1,151,387
              -           125        125 Viacom, Inc. 6.40%, 1/30/06                                -       134,980       134,980
              -            60         60 Vicar Operating, Inc. 9.875%, 12/1/09                      -        66,900        66,900
              -           150        150 Wal-Mart Stores, Inc. 4.55%, 5/1/13                        -       148,160       148,160
              -           250        250 Wal-Mart Stores, Inc. 6.875%, 8/10/09                      -       288,012       288,012
              -           500        500 Waste Management, Inc. 7%, 10/1/04                         -       517,438       517,438
              -           380        380 Waste Management, Inc. 7.375%, 8/1/10                      -       439,101       439,101
            550             -        550 WCI Communities, Inc. 9.125%, 5/1/12                 607,750             -       607,750
              -           125        125 Webster Bank 5.875%, 1/15/13                               -       129,078       129,078
              -            50         50 Webster Capital Trust II Series B 10%,
                                          4/1/27                                                    -        60,456        60,456
              -           455        455 WellPoint Health Networks, Inc.6.375%,
                                          6/15/06                                                   -       496,096       496,096
              -            25         25 Westport Resources Corp.144A 8.25%,
                                          11/1/11 (b)                                               -        27,625        27,625
          1,000             -      1,000 Williams Cos., Inc. (The) 8.625%, 6/1/10           1,127,500             -     1,127,500
              -           100        100 Xcel Energy, Inc. 3.40%, 7/1/08                            -        97,658        97,658
              -           125        125 Xm Satellite Radio, Inc. 12%, 6/15/10                      -       141,875       141,875
              -            25         25 Yum!Brands, Inc. 7.70%, 7/1/12                             -        28,906        28,906
              -           125        125 Zions Bancorporation 2.70%, 5/1/06                         -       125,611       125,611
              -           125        125 Zions Bancorporation 6%, 9/15/15                           -       131,063       131,063
                                                                                         ------------  ------------  ------------
                                         TOTAL CORPORATE BONDS                             84,935,019    29,731,353    14,666,372

                                         NON-AGENCY MORTGAGE-BACKED SECURITIES--5.8%
            885             -        885 Commercial Resecuritization Trust 01-ABC2,
                                          A1 7.17%, 2/21/13                                   953,034             -       953,034
            133             -        133 CS First Boston Mortgage Securities Corp.
                                          97-1R,1M4 7.262%, 2/28/22 (d)                       132,246             -       132,246
          1,000             -      1,000 DLJ Commercial Mortgage Corp. 98-CF2, A1B
                                          6.24%, 11/12/31                                   1,105,015             -     1,105,015
             64             -         64 First Union Residential Securitization Trust
                                          98-A,SA4 7%, 4/25/25                                 64,351             -        64,351
          1,000             -      1,000 GMAC Commercial Mortgage Securities, Inc.
                                          97-C2, A3 6.566%, 11/15/07                        1,095,942             -     1,095,942
          2,100             -      2,100 Lehman Brothers Commercial Conduit Mortgage
                                          Trust 99-C2, A2 7.325%, 9/15/09                   2,426,662             -     2,426,662
          1,500             -      1,500 Master Alternative Loan Trust 02-3, M2
                                          5.727%, 12/25/32                                  1,469,883             -     1,469,883
          1,700             -      1,700 Morgan Stanley Capital I 98-WF2, C 6.77%,
                                          7/15/30                                           1,916,748             -     1,916,748
            407             -        407 Paine Webber Mortgage Acceptance Corp.
                                          00-1, M 7.75%, 9/25/30                              406,737             -       406,737
            786             -        786 Residential Funding Mortgage Securities I
                                          94-S7, M3 6.50%, 3/25/24                            796,628             -       796,628
            782             -        782 Sasco Net Interest Margin Trust 03-25XS, A
                                          7.25%, 8/28/33                                      778,829             -       778,829
            816             -        816 Sasco Net Interest Margin Trust 03-28XS, A
                                          7.50%, 9/28/33                                      813,616             -       813,616
            993             -        993 Sasco Net Interest Margin Trust 03-36XS, A
                                          7.50%, 11/25/33                                     991,927             -       991,927
            297             -        297 Summit Mortgage Trust 00-1, B3 6.079%,
                                          12/28/12 (d)                                        296,915             -       296,915
          1,000             -      1,000 Vanderbilt Mortgage Finance 02-C, A4 657%,
                                          8/7/24                                            1,021,091             -     1,021,091
                                                                                         ------------  ------------  ------------
                                         TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES       14,269,624             -    14,269,624

                                         FOREIGN GOVERNMENT SECURITIES--17.8%
            700             -        700 Commonwealth of Australia Series 705 7.50%,
                                          7/15/05 (j)                                         544,155             -       544,155
              -           225        225 Deutsche Bundesrepublik Series 025%,
                                          7/4/12 (g)                                                -       300,495       300,495
            750             -        750 Federative Republic of Brazil 10%, 8/7/11            832,500             -       832,500
            500             -        500 Federative Republic of Brazil 11%, 8/17/40           552,500             -       552,500
          5,110             -      5,110 Federative Republic of Brazil 8%, 4/15/14          5,033,696             -     5,033,696
            500             -        500 Federative Republic of Brazil 9.25%,
                                          10/22/10                                            540,000             -       540,000
          3,750             -      3,750 Government of New Zealand Series 205 6.50%,
                                          2/15/05 (h)                                       2,488,535             -     2,488,535
          1,750             -      1,750 Government of New Zealand Series 404 8%,
                                          4/15/04 (h)                                       1,157,513             -     1,157,513
          2,777             -      2,777 Government of Ukraine RegS 11%, 3/15/07            3,089,073             -     3,089,073
            500             -        500 Government of Ukraine RegS 7.65%, 6/11/13            522,500             -       522,500
              -           325        325 Kingdom of Spain 5%, 7/30/12 (g)                           -       433,191       433,191
          1,500             -      1,500 Republic of Austria 5.50%, 10/20/07 (g)            2,037,715             -     2,037,715
            496             -        496 Republic of Bulgaria 144A 8.25%, 1/15/15 (b)         584,040             -       584,040
            254             -        254 Republic of Bulgaria RegS 8.25%, 1/15/15             299,085             -       299,085
          1,000             -      1,000 Republic of Chile 5.50%, 1/15/13                   1,028,500             -     1,028,500
            500             -        500 Republic of Colombia 10%, 1/23/12                    550,000             -       550,000
          1,500             -      1,500 Republic of Colombia 11.75%, 2/25/20               1,815,000             -     1,815,000
            350             -        350 Republic of Lithuania 4.50%, 3/5/13 (g)              433,968             -       433,968
          1,000             -      1,000 Republic of Panama 8.25%, 4/22/08                  1,105,000             -     1,105,000
            500             -        500 Republic of Panama 9.625%, 2/8/11                    580,000             -       580,000
          1,000             -      1,000 Republic of Peru 8.75%, 11/21/33                   1,005,000             -     1,005,000
          1,000             -      1,000 Republic of South Africa 5.25%, 5/16/13 (g)        1,207,745             -     1,207,745
          5,000             -      5,000 Republic of South Africa Series R 150 12%,
                                          2/28/05 (f)                                         780,629             -       780,629
          1,000             -      1,000 Republic of Turkey 10.50%, 1/13/08                 1,180,000             -     1,180,000
            500             -        500 Republic of Turkey 11%, 1/14/13                      628,750             -       628,750
          1,500             -      1,500 Republic of Turkey 11.75%, 6/15/10                 1,905,000             -     1,905,000
          1,125             -      1,125 Republic of Venezuela 144A 10.75%,
                                          9/19/13 (b)                                       1,206,563             -     1,206,563
          4,750             -      4,750 Republic of Venezuela 9.25%, 9/15/27               4,346,250                   4,346,250
          3,000             -      3,000 Russian Federation RegS 5%, 3/31/30 (d)            2,891,250                   2,891,250
              -            50         50 United Mexican States 4.625%, 10/8/08                      -        50,625        50,625
          4,500             -      4,500 United Mexican States 7.50%, 1/14/12               5,076,000             -     5,076,000
                                                                                         ------------  ------------  ------------
                                         TOTAL FOREIGN GOVERNMENT SECURITIES               43,420,967       784,311    44,205,278

                                         FOREIGN CORPORATE BONDS--11.7%
          1,500           550      2,050 British Sky Broadcasting Group plc 6.875%,
                                          2/23/09                                           1,685,946       618,180     2,304,126
              -           250        250 British Sky Broadcasting Group plc 7.30%,
                                          10/15/06                                                  -       278,579       278,579
            750             -        750 Cascades, Inc.7.25%, 2/15/13                         795,000             -       795,000
          1,750             -      1,750 Cia Brasileira de Bebidas 144A 8.75%,
                                          9/15/13 (b)                                       1,855,000             -     1,855,000
            750             -        750 Clondalkin Industries plc 10.625%,
                                          1/15/10 (g)                                       1,042,981             -     1,042,981
              -            90         90 Corus Entertainment, Inc. 8.75%, 3/1/12                    -        99,450        99,450
          1,500             -      1,500 Crown European Holdings SA 144A 10.25%,
                                          3/1/11 (b) (g)                                    2,133,262             -     2,133,262
          1,000             -      1,000 CSN Islands VIII Corp.144A 9.75%,
                                          12/16/13 (b)                                      1,030,000             -     1,030,000
              -            75         75 Deutsche Telekom International Finance BV
                                          3.875%, 7/22/08                                           -        75,247        75,247
          1,000             -      1,000 Deutsche Telekom International Finance BV
                                          8.50%, 6/15/10 (d)                                1,209,116             -     1,209,116
          1,000             -      1,000 Enersis SA 144A 7.375%, 1/15/14 (b)                1,031,748             -     1,031,748
          1,250             -      1,250 European Investment Bank Series MTN 6%,
                                          7/15/05 (j)                                         948,452             -       948,452
              -            50         50 Fresenius Finance BV 144A 7.75%,
                                          4/30/09 (b)(g)                                            -        68,428        68,428
              -           125        125 Hanson Australia Funding 5.25%, 3/15/13                    -       124,423       124,423
              -           150        150 Hutchison Whampoa International Ltd. 144 A
                                          5.45%, 11/24/10 (b)                                       -       152,146       152,146
            750             -        750 Hutchison Whampoa International Ltd. 144 A
                                          6.25%, 1/24/14 (b)                                  761,536             -       761,536
          1,000             -      1,000 Kazkommerts International BV 144A 8.50%,
                                          4/16/13 (b)                                       1,051,250             -     1,051,250
            250             -        250 Kazkommerts International BV RegS 10.125%,
                                          5/8/07                                              282,500             -       282,500
          1,250             -      1,250 Korea Development Bank 5.75%, 9/10/13              1,312,329             -     1,312,329
          1,280             -      1,280 Kyivstar GSM RegS 12.75%, 11/21/05                 1,417,600             -     1,417,600
            750             -        750 MEI Euro Finance Ltd.144A 8.75%, 5/22/10 (b)         757,500             -       757,500
          1,250             -      1,250 Norske Skogindustrier ASA 144A 6.125%,
                                          10/15/15 (b)                                      1,265,763             -     1,265,763
          2,250             -      2,250 Petrobras International Finance Co. 9.125%,
                                          7/2/13                                            2,475,000             -     2,475,000
              -           100        100 Rogers Cable, Inc. 6.25%, 6/15/13                          -       100,750       100,750
          1,000             -      1,000 Rogers Cable, Inc. 7.875%, 5/1/12                  1,115,000             -     1,115,000
              -            75         75 SABMiller plc 144A 6.625%, 8/15/33 (b)                     -        79,292        79,292
              -            75         75 Telenet Group Holdings NV 144A 0%,
                                          6/15/14 (b) (d)                                           -        47,625        47,625
              -            75         75 Telenet Group Holdings NV 144A 9%,
                                          12/15/13 (b) (g)                                          -        98,385        98,385
          1,000             -      1,000 Turanalem Finance BV 144A 7.875%, 6/2/10 (b)       1,027,500             -     1,027,500
              -           200        200 TXU Australia Holdings Partnership LP 144A
                                          6.15%, 11/15/13 (b)                                       -       203,847       203,847
              -           225        225 Tyco International Group SA 144A 6%,
                                          11/15/13 (b)                                              -       231,750       231,750
              -           375        375 Tyco International Group SA 5.80%, 8/1/06                  -       396,562       396,562
          1,000           125      1,125 Tyco International Group SA 6.375%,
                                          10/15/11                                          1,068,750       133,594     1,202,344
              -           125        125 Tyco International Group SA 6.375%, 2/15/06               -       133,125       133,125
          1,000             -      1,000 Vale Overseas Ltd.144A 9%, 8/15/13 (b)             1,095,000             -     1,095,000
              -           175        175 Valentia Telecommunications Ltd.144A 7.25%,
                                          8/15/13 (b) (g)                                           -       238,120       238,120
            500             -        500 Xerox Capital Europe plc 5.875%, 5/15/04             507,500             -       507,500
                                                                                         ------------  ------------  ------------
                                         TOTAL FOREIGN CORPORATE BONDS                     25,868,733     3,079,503    28,948,236

                                         CONVERTIBLE BONDS--0.0%
              -            50         50 Candescent Technologies Corp.Cv.144A 8%,
                                          5/1/03 (b) (c) (e) (i) (m)                                -             -             -
              -            10         10 Fleetwood Enterprises Cv.144A 5%,
                                          12/15/23 (b)                                              -        11,613        11,613
              -            15         15 Magnum Hunter Re Cv.144A 1.17%,
                                          12/15/23 (b) (d)                                          -        16,331        16,331
                                                                                         ------------  ------------  ------------
                                         TOTAL CONVERTIBLE BONDS                                    -        27,944        27,944

                                         DEBT INDEX SECURITIES--2.1%
          5,000             -      5,000 J.P. Morgan TRAC-X NA HY S2 T4 144A
                                          10.125%, 3/25/09 (b)                              5,275,000             -     5,275,000
                                                                                         ------------  ------------  ------------
                                         TOTAL DEBT INDEX SECURITIES                        5,275,000             -     5,275,000

                                         PREFERRED STOCKS--0.1%
              -         3,925      3,925 Chevy Chase Bank Pfd. 8%                                   -       112,647       112,647
              -         1,225      1,225 Chevy Chase Preferred Capital Corp. Series  A
                                          Pfd. 10.375%                                              -        73,500        73,500
              -         1,100      1,100 Saul Centers, Inc. Pfd. 8%                                 -        29,150        29,150
                                                                                         ------------  ------------  ------------
                                         TOTAL PREFERRED STOCKS                                     -       215,297       215,297

                                         CONVERTIBLE PREFERRED STOCKS--0.0%
              -           650        650 General Motors Corp. Series C Cv. Pfd. 6.25%               -        20,995        20,995
                                                                                         ------------  ------------  ------------
                                         TOTAL CONVERTIBLE PREFERRED STOCKS                         -        20,995        20,995

                                         COMMON STOCKS--0.0%
         64,050             -     64,050 AT&T Latin America Corp. Class A (e)                   1,281             -         1,281
                                                                                         ------------  ------------  ------------
                                         TOTAL COMMON STOCKS                                    1,281             -         1,281

                                         WARRANTS--0.0%

          1,000             -      1,000 Loral Space & Communications, Inc.
                                          Warrants (e) (i)                                          -             -             -
                                                                                         ------------  ------------  ------------
                                         TOTAL WARRANTS                                             -             -             -

                                         SHORT-TERM OBLIGATIONS--1.0%
              -         1,100      1,100 Federal Home Loan Discount Note 0.75%,
                                          1/2/04                                                    -     1,099,977     1,099,977
          1,335             -      1,335 FHLB Discount Note 0.75%, 1/7/04                   1,334,833             -     1,334,833
                                                                                         ------------  ------------  ------------
                                         TOTAL SHORT-TERM OBLIGATIONS                       1,334,833     1,099,977     2,434,810(a)

                                         TOTAL INVESTMENTS--97.7%                         193,294,709    49,186,654   242,481,363
                                         (Identified cost $181,117,642, $47,290,385
                                          and $228,408,027)
                                         Other assets and liabilities, net---2.3%           5,207,730       475,068     5,682,798
                                                                                         ------------  ------------  ------------

                                         NET ASSETS--100.0%                              $198,502,439  $ 49,661,722  $248,164,161
                                                                                         ============  ============  ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of
    $14,711,233 and gross depreciation of $1,142,162 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $228,912,292.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $50,585,394 or 20.4% of net assets.
(c) Security in default.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Non-income producing.
(f) Par value represents South African Rand.
(g) Par value represents Euro.
(h) Par value represents New Zealand Dollar.
(i) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December
    31, 2003, these securities amounted to $0 or 0.0% of net assets.
(j) Par value represents Australian Dollar.
(k) All or a portion segregated as collateral for forward currency contracts and long settlements.
(l) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(m) This security has an acquisition date of 3/6/00 and an acquisition cost of $40,000. The series will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                                            SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix-Goodwin Multi-Sector Fixed Income Series/Phoenix-Janus Flexible Income Series
Pro Forma Combining Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                                   ==================  ===============  ===========  =============
                                                                   Phoenix-Goodwin     Phoenix-Janus                    Pro Forma
                                                                   Multi-Sector Fixed  Flexible Income  Adjustments     Combining
                                                                   Income Series       Series                          Portfolios
                                                                   ==================  ===============  ===========  =============
      ASSETS
      Investment securities at value
        (Identified cost $181,117,642, $47,290,385
        and $228,408,027)                                         $       193,294,709  $    49,186,654                $242,481,363
      Cash                                                                  1,471,847            3,618                   1,475,465
      Receivables
        Investment securities sold                                              3,679          149,941                     153,620
        Fund shares sold                                                      850,822          112,174                     962,996
        Interest                                                            3,310,536          665,169                   3,975,705
      Prepaid expenses                                                          3,026              784                       3,810
                                                                   ------------------  ---------------  -----------  -------------
          Total assets                                                    198,934,619       50,118,340            -    249,052,959
                                                                   ------------------  ---------------  -----------  -------------
      LIABILITIES

      Payables
        Net unrealized depreciation on forward
           currency contracts                                                       -           97,563                      97,563
        Investment securities purchased                                             -           96,558                      96,558
        Fund shares repurchased                                               249,434          174,066                     423,500
        Investment advisory fee                                                83,017           23,255                     106,272
        Administration fee                                                     12,774            3,232                      16,006
        Financial agent fee                                                    13,175            5,764                      18,939
        Printing                                                               25,171           16,805                      41,976
        Professional                                                           30,338           31,440                      61,778
        Trustees' fee                                                           2,360            2,360                       4,720
      Accrued expenses                                                         15,911            5,575                      21,486
                                                                   ------------------  ---------------  -----------  -------------
          Total liabilities                                                   432,180          456,618            -        888,798
                                                                   ------------------  ---------------  -----------  -------------
      NET ASSETS                                                  $       198,502,439       49,661,722            - $  248,164,161
                                                                   ==================  ===============  ===========  =============

      Shares of beneficial interest outstanding                            21,143,393        4,567,090  721,698 (a)     26,432,181
      Net assets                                                  $       198,502,439 $     49,661,722              $  248,164,161

      Net asset value per share                                   $              9.39 $          10.87              $         9.39




      (a) Adjustment reflects additional shares issued in conversion.


                                            See Notes to Pro Forma Financial Statements.

Phoenix-Goodwin Multi-Sector Fixed Income Series/Phoenix-Janus Flexible Income Series
Pro Forma Combining Statement of Operations

January 1, 2003 through December 31, 2003 (Unaudited)




                                                  ==================     ==============    =================    ==================
                                                  Phoenix-Goodwin        Phoenix-Janus                               Pro Forma
                                                  Multi-Sector Fixed     Flex Income          Adjustments            Combining
                                                  Income Series          Series                                      Portfolios
                                                  ==================     ==============    =================    ==================
INVESTMENT INCOME

Interest                                         $      13,624,003      $     2,436,366   $              -     $        16,060,369
Dividends                                                        -                3,893                  -                   3,893
                                                  ---------------------  --------------    -----------------    ------------------

      Total investment income                           13,624,003            2,440,259                                 16,064,262
                                                  ---------------------  --------------    -----------------    ------------------
EXPENSES

Investment advisory fee                                    953,288              390,016          (146,256)               1,197,048
Financial agent fee                                        156,973               67,501           (29,839)                 194,635
Administration fee                                         146,806  (a)          37,447  (a)           92  (a)             184,345
Printing                                                    49,947               29,400           (21,714)                  57,633
Professional                                                 7,601               25,188               140                   32,929
Custodian                                                   59,288               32,858           (30,898)                  61,248
Trustees                                                     5,932                5,931            (6,425)                   5,438
Miscellaneous                                               28,063               17,814           (15,510)                  30,367
                                                  ---------------------  --------------    -----------------    ------------------
   Total expenses                                        1,407,898              606,155          (250,410) (b)           1,763,643
   Custodian fees paid indirectly                           (6,210)                 (44)                -                   (6,254)
   Less expenses borne by investment advisor                     -              (94,125)           94,125  (b)                   -
                                                  ---------------------  --------------    -----------------    ------------------
   Net expenses                                          1,401,688              511,986          (156,285)               1,757,389
                                                  ---------------------  --------------    -----------------    ------------------
NET INVESTMENT INCOME (LOSS)                            12,222,315            1,928,273           156,285               14,306,873



NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS

Net realized gain on securities                         10,262,253            1,223,781                 -               11,486,034

Net realized loss on foreign currency
  transactions                                            (172,638)            (142,193)                -                 (314,831)

Net change in unrealized appreciation
  (depreciation) on investments                          3,551,773              (31,145)                -                3,520,628

Net change in unrealized appreciation
  (depreciation) on foreign currency
  and foreign currency transaction                          (6,230)             (41,574)                -                 (47,804)

Net gain (loss) on investments                          13,635,158            1,008,869                 -               14,644,027
                                                  ---------------------  --------------    -----------------    ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       25,857,473      $     2,937,142   $       156,285      $        28,950,900
                                                  ==================     ==============    =================    ==================

Adjustments:

(a) Reflects new Administration Fees of 0.077% for a twelve month period, 1/1/03 to 12/31/03. The adjustment column reflects what the annual fee would be based on combined net assets.
(b) Reflects elimination of target fund contracts.
Note: The expenses for Phoenix-Goodwin Multi-Sector Fixed Income Fund are based on the expense schedule which became effective
9/30/03.

                                            See Notes to Pro Forma Financial Statements.

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES/
PHOENIX-JANUS FLEXIBLE INCOME SERIES
NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1.  BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Phoenix-Janus Flexible Income Series ("Janus Flex") into the Phoenix-Goodwin Multi-Sector Fixed Income Series ("Multi-Sector"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of Janus Flex to Multi-Sector and the subsequent liquidation of Janus Flex. The accounting survivor in the proposed merger will be Multi-Sector. This is because the surviving fund will invest in a style that is similar to the way in which Multi-Sector is currently operated (including hedging and investment in debt securities). Additionally, Multi-Sector has a significantly larger asset base than Janus Flex.

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Janus Flex and Multi-Sector are both, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Multi-Sector which would have been issued at December 31, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of December 31, 2003, of Janus Flex of $49,661,722 and the net asset value of Multi-Sector of $9.39. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expense schedule of Multi-Sector which became effective September 30, 2003, the actual expenses of each Janus Flex and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Fund based on the fee schedule in effect for Multi-Sector at the combined level of average net assets for the period ended December 31, 2003.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

5. TAX COMPLIANCE

The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the IRC. After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

    The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgements, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)     Amended Declaration of Trust.

        1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

        2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

        7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

        8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

        9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

        10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin

              Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced Series to Phoenix-Oakhurst Balanced Series, and Phoenix-Goodwin Strategic Allocation Series to Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

        18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

        21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

        22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

        23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", 'Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)     Not Applicable.

(3)     Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)

  (a)   Investment Advisory Agreements.

        (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst

              Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

        (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

        (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

        (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(7)     Not Applicable.

(8)     Not Applicable.

(9)     Custodian Agreement.

  (a) Global Custody Agreement between Registrant and The Chase Manhattan Bank, NA effective May 1, 1990, covering the International Series, filed with Post-Effective Amendment No. 4 on March 13, 1990 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

  (b) Amendment to Global Custody Agreement between Registrant and The Chase Manhattan Bank, NA effective May 1, 1992, covering International, Money Market, Growth, Bond, Total Return and Balanced Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

(10)    Not Applicable.

(11) Opinion and Consent of Matthew A. Swendiman, Esq., with respect to the legality of the shares being issued, filed herewith.

(12) Opinion and Consent of McDermott, Will & Emery, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

(13)(a) Financial Agent Agreement between Registrant and Phoenix Home Life Mutual Insurance Company with respects to Phoenix Home Life Variable Accumulation Account (VA) and Phoenix Home Life Variable Universal Life Account dated November 15, 1995, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

    (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

    (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

    (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

    (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

        (i)(1) First Amendment to Service Agreement between Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 11, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (j) Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (k) Code of Ethics Amended and Restated for Phoenix Funds, Phoenix-Duff & Phelps Institutional Mutual Funds, Phoenix-Aberdeen Series Fund, Phoenix-Engemann Funds, and Phoenix-Zweig Funds, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(14)    Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)    Not Applicable.

(16) Power of Attorney, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

(17)(a) Form of Voting Instructions Card and Proxy Card for Phoenix-Janus Flexible Income Series, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

    (b) Current Prospectus of The Phoenix Edge Series Fund, as filed via Edgar on Form N-1A on April 30, 2003 with Post-Effective Amendment No. 46 (File No. 333-05033), and supplements dated May 1, 2003, May 8, 2003, June 2, 2003, June 11, 2003, July 24, 2003, October 15, 2003 and
        November 5, 2003 to the Prospectus dated May 1, 2003 and incorporated by reference.

------------------

Item 17. Undertakings

        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES
                                   ----------

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 9th day of March, 2004.

                                            THE PHOENIX EDGE SERIES FUND


Attest: /s/ Richard J. Wirth                By:  /s/Philip R. McLoughlin
        -------------------------------          -------------------------------
            Richard J. Wirth                Name:   Philip R. McLoughlin
            Secretary                       Title:  President

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 9th day of March, 2004.

               SIGNATURE                                TITLE
               ---------                                -----

/s/Nancy G. Curtiss
--------------------------------------
Nancy G. Curtiss                            Vice President, Treasurer and
                                            Principal Financial and
                                            Accounting Officer


--------------------------------------
Frank M. Ellmer*                            Trustee


--------------------------------------
John A. Fabian*                             Trustee


--------------------------------------
Roger A. Gelfenbien*                        Trustee


--------------------------------------
Michael J. Gilotti*                         Trustee and Executive Vice President


--------------------------------------
Eunice S. Groark*                           Trustee


--------------------------------------
Frank E. Grzelecki*                         Trustee


--------------------------------------
John R. Mallin *                            Trustee

/s/Philip R. McLoughlin
--------------------------------------
Philip R. McLoughlin                        Trustee and President, Chief
                                            Executive Officer and Chairman
                                            (Principal Executive Officer)


*By:/s/ Philip R. McLoughlin
    ------------------------

* Pursuant to power of attorney, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

                                INDEX TO EXHIBITS
                                -----------------

(11) Opinion and Consent of Matthew A. Swendiman, Esq.

(14) Consent of PricewaterhouseCoopers LLP